UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21624

Allianz Variable Insurance Products Fund of Funds Trust

(Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN 55416-1297

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219-8000

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-624-0197

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Item 1. Schedule of Investments.

AZL Balanced Index Strategy Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (99.9%):
19,620,425	AZL Enhanced Bond Index Fund	$214,058,837
3,282,665	AZL International Index Fund	52,391,335
1,415,088	AZL Mid Cap Index Fund	31,202,695
8,020,033	AZL S&P 500 Index Fund, Class 2	110,195,255
1,175,631	AZL Small Cap Stock Index Fund	16,529,378

Total Affiliated Investment Companies (Cost $340,593,963)		424,377,500

Unaffiliated Investment Company (0.3%):
1,081,822	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (a)	1,081,822

Total Unaffiliated Investment Company (Cost $1,081,822)		1,081,822

Total Investment Securities (Cost $341,675,785)(b) - 100.2%		425,459,322
Net other assets (liabilities) - (0.2)%		(983,588)

Net Assets - 100.0%		$424,475,734

Percentages indicated are based on net assets as of September 30, 2014.

(a)	The rate represents the effective yield at September 30, 2014.
(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

See accompanying notes to the schedules of portfolio investments.

AZL Growth Index Strategy Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (100.0%):
31,997,854	AZL Enhanced Bond Index Fund	$349,096,588
16,152,597	AZL International Index Fund	257,795,442
6,907,715	AZL Mid Cap Index Fund	152,315,110
40,213,037	AZL S&P 500 Index Fund, Class 2	552,527,135
5,347,179	AZL Small Cap Stock Index Fund	75,181,338

Total Affiliated Investment Companies (Cost $1,062,870,930)		1,386,915,613

Total Investment Securities (Cost $1,062,870,930)(a) - 100.0%		1,386,915,613
Net other assets (liabilities) - 0.0%		(100,367)

Net Assets - 100.0%		$1,386,815,246

Percentages indicated are based on net assets as of September 30, 2014.

(a)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

See accompanying notes to the schedules of portfolio investments.

AZL MVP Balanced Index Strategy Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.0%):
8,582,376	AZL Enhanced Bond Index Fund	$94,062,839
1,542,038	AZL International Index Fund	24,610,925
662,089	AZL Mid Cap Index Fund	14,638,793
3,367,661	AZL S&P 500 Index Fund, Class 2	46,271,668
551,313	AZL Small Cap Stock Index Fund	7,751,462

Total Affiliated Investment Companies (Cost $172,600,988)		187,335,687

Unaffiliated Investment Companies (3.1%):
687,728	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (a)	687,728
5,500,061	Goldman Sachs Financial Square Federal Fund, Institutional Shares, 0.01% (a)(b)	5,500,061

Total Unaffiliated Investment Companies (Cost $6,187,789)		6,187,789

Total Investment Securities (Cost $178,788,777)(c) - 98.1%		193,523,476
Net other assets (liabilities) - 1.9%		3,705,410

Net Assets - 100.0%		$197,228,886

Percentages indicated are based on net assets as of September 30, 2014.

(a)	The rate represents the effective yield at September 30, 2014.
(b)	Security purchased with cash that was segregated to cover margin requirements for open futures contracts as of September 30, 2014.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL MVP Balanced Index Strategy Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Futures Contracts

Cash of $4,342,433 has been segregated to cover margin requirements for the following open contracts as of September 30, 2014:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note December Futures	Long	12/19/14	39	$4,860,984	$(46,742)
S&P 500 Index E-Mini December Futures	Long	12/19/14	49	4,815,475	(51,578)

Total					$(98,320)

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks (56.0%):
Aerospace & Defense (1.5%):
989	Boeing Co. (The) (a)	$125,979
41,501	European Aeronautic Defence & Space Co. NV (a)	2,604,702
1,417	General Dynamics Corp. (a)	180,087
1,326	L-3 Communications Holdings, Inc. (a)	157,688
1,490	Northrop Grumman Corp. (a)	196,322
7,481	Precision Castparts Corp. (a)	1,772,099
1,856	Raytheon Co. (a)	188,607
60,786	Safran SA (a)	3,935,150
26,676	United Technologies Corp. (a)	2,816,985

		11,977,619

Air Freight & Logistics (0.6%):
7,135	FedEx Corp. (a)	1,151,946
35,878	United Parcel Service, Inc., Class B (a)	3,526,448

		4,678,394

Airlines (0.6%):
54,000	Japan Airlines Co., Ltd. (a)	1,478,048
64,620	United Continental Holdings, Inc. *(a)	3,023,570

		4,501,618

Auto Components (1.3%):
18,000	Aisin Sieki Co., Ltd. (a)	647,937
11,880	BorgWarner, Inc. (a)	625,007
47,600	Bridgestone Corp. (a)	1,575,829
134,683	Cheng Shin Rubber Industry Co., Ltd. (a)	296,961
8,821	Delphi Automotive plc (a)	541,080
43,200	DENSO Corp. (a)	1,993,589
23,000	Futaba Industrial Co., Ltd. (a)	133,751
24,290	Goodyear Tire & Rubber Co. (a)	548,590
2,082	Hyundai Wia Corp. (a)	421,104
17,637	Johnson Controls, Inc. (a)	776,028
4,900	Koito Manufacturing Co., Ltd. (a)	133,244
2,059	Lear Corp. (a)	177,918
3,518	Magna International, Inc., ADR (a)	333,893
2,900	Stanley Electric Co., Ltd. (a)	62,787
38,400	Toyota Industries Corp. (a)	1,857,518

		10,125,236

Automobiles (1.9%):
7,073	Bayerische Motoren Werke AG (BMW) (a)	759,313
6,900	Daihatsu Motor Co., Ltd. ^(a)	109,243
108,000	Dongfeng Motor Corp., H Shares (a)	177,699
130,023	Ford Motor Co. (a)	1,923,040
154,600	Fuji Heavy Industries, Ltd. (a)	5,118,620
54,300	Honda Motor Co., Ltd. (a)	1,883,651
4,511	Hyundai Motor Co. (a)	813,636
45,000	Isuzu Motors, Ltd. (a)	636,657
9,127	Maruti Suzuki India, Ltd. (a)	452,507
89,400	Suzuki Motor Corp. (a)	2,966,961
22,600	Toyota Motor Corp. (a)	1,328,315
270	Volkswagen AG (a)	56,014
10,400	Yamaha Motor Co., Ltd. (a)	203,685
165,770	Yulon Motor Co., Ltd. (a)	247,562

		16,676,903

Banks (5.1%):
23,504	Axis Bank, Ltd. (a)	143,279

Shares		Fair Value
Common Stocks, continued
Banks, continued
82,439	Banco Bilbao Vizcaya Argentaria SA (a)	$987,316
267,800	Bank of America Corp. (a)	4,565,990
10,058	Bank of Nova Scotia ^(a)	622,180
22,000	Bank of Yokohama, Ltd. (The) (a)	121,119
21,422	BB&T Corp. (a)	797,113
50,285	BNP Paribas SA (a)	3,324,866
19,000	Chiba Bank, Ltd. (The) (a)	132,331
93,000	Chuo Mitsui Trust Holdings, Inc. (a)	387,555
51,579	Citigroup, Inc. (a)	2,672,824
26,241	Fifth Third Bancorp (a)	525,345
76,000	Fukuoka Financial Group, Inc. (a)	362,783
16,682	HDFC Bank, Ltd. (a)	234,973
181,617	HSBC Holdings plc (a)	1,848,099
370,849	Intesa Sanpaolo SpA (a)	1,121,556
70,719	JPMorgan Chase & Co. (a)	4,260,113
9,846	Kotak Mahindra Bank, Ltd. (a)	161,180
1,117,252	Lloyds Banking Group plc *(a)	1,384,198
326,800	Mitsubishi UFJ Financial Group, Inc. (a)	1,850,115
24,306	National Australia Bank, Ltd. (a)	689,425
94,004	Regions Financial Corp. (a)	943,800
13,000	Shizuoka Bank, Ltd. (The) (a)	133,960
19,959	Societe Generale (a)	1,014,367
46,200	Sumitomo Mitsui Financial Group, Inc. (a)	1,885,571
23,066	Svenska Handelsbanken AB, A Shares (a)	1,080,013
20,829	U.S. Bancorp (a)	871,277
59,657	UniCredit SpA (a)	467,118
105,893	Wells Fargo & Co. (a)	5,492,670
17,236	Yes Bank, Ltd. (a)	155,480

		38,236,616

Beverages (0.7%):
2,692	Anheuser-Busch InBev NV (a)	298,586
51,823	Coca-Cola Co. (The) (a)	2,210,770
1,846	Constellation Brands, Inc., Class A *(a)	160,897
8,367	Diageo plc, ADR (a)	965,551
6,528	Diageo plc (a)	188,722
3,430	Fomento Economico Mexicano SAB de C.V., ADR (a)	315,732
31,800	Kirin Holdings Co., Ltd. (a)	422,710
7,103	Remy Cointreau SA (a)	511,260
13,805	SABMiller plc (a)	767,004
14,100	Suntory Beverage & Food, Ltd. (a)	500,444

		6,341,676

Biotechnology (0.9%):
5,528	Alexion Pharmaceuticals, Inc. *(a)	916,653
1,390	Amgen, Inc. (a)	195,239
5,385	Biogen Idec, Inc. *(a)	1,781,412
13,459	Celgene Corp. *(a)	1,275,644
10,161	Cubist Pharmaceuticals, Inc. *^(a)	674,081
8,576	Gilead Sciences, Inc. *(a)	912,915

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Biotechnology, continued
62,008	Mesoblast, Ltd. *^(a)	$232,721
767	Regeneron Pharmaceuticals, Inc. *^(a)	276,519
8,926	Vertex Pharmaceuticals, Inc. *(a)	1,002,479

		7,267,663

Building Products (0.3%):
27,648	Compagnie de Saint-Gobain SA (a)	1,259,140
13,300	Daikin Industries, Ltd. (a)	825,489

		2,084,629

Capital Markets (0.7%):
1,250	Ameriprise Financial, Inc. (a)	154,225
19,715	Bank of New York Mellon Corp. (The) (a)	763,562
34,739	Deutsche Bank AG, Registered Shares (a)	1,218,348
8,926	Goldman Sachs Group, Inc. (The) (a)	1,638,546
106,405	UBS AG, Registered Shares (a)	1,846,526

		5,621,207

Chemicals (1.9%):
7,894	Agrium, Inc. (a)	702,566
15,338	Akzo Nobel NV (a)	1,044,770
14,854	Arkema, Inc. (a)	988,976
89,000	Asahi Kasei Corp. (a)	723,271
526	CF Industries Holdings, Inc. (a)	146,870
3,509	Ecolab, Inc. (a)	402,938
17,683	FMC Corp. (a)	1,011,290
31,000	Hitachi Chemical Co., Ltd. (a)	546,554
3,704	International Flavor & Fragrances, Inc. (a)	355,140
49,600	JSR Corp. (a)	865,976
14,014	Koninklijke DSM NV (a)	863,192
51,100	Kuraray Co., Ltd. (a)	599,756
4,827	Linde AG (a)	927,447
22,500	Nitto Denko Corp. (a)	1,235,328
1,021	PPG Industries, Inc. (a)	200,872
29,300	Shin-Etsu Chemical Co., Ltd. (a)	1,916,981
7,584	Syngenta AG, Registered Shares (a)	2,407,711
193,000	Ube Industries, Ltd. (a)	308,195

		15,247,833

Commercial Banks (0.0%):
6,297	ICICI Bank, Ltd. (a)	145,769

Commercial Services & Supplies (0.0%):
2,017	Cintas Corp. ^(a)	142,380
4,924	Pitney Bowes, Inc. (a)	123,051
2,900	Sohgo Security Services Co., Ltd. ^(a)	68,209

		333,640

Communications Equipment (0.4%):
102,128	Cisco Systems, Inc. (a)	2,570,561
15,205	El Towers SpA *(a)	806,281
1,869	Harris Corp. (a)	124,102
1,960	Motorola Solutions, Inc. (a)	124,029

		3,624,973

Construction & Engineering (0.3%):
786	Bouygues SA (a)	25,303
44,000	JGC Corp. (a)	1,202,099

Shares		Fair Value
Common Stocks, continued
Construction & Engineering, continued
4,000	Kinden Corp. (a)	$41,179
2,000	Maeda Road Construction Co., Ltd. (a)	31,077
85,000	Okumura Corp. (a)	496,455
108,000	Toda Corp. (a)	541,507

		2,337,620

Consumer Finance (0.7%):
26,951	American Express Co. (a)	2,359,290
16,651	Capital One Financial Corp. (a)	1,359,055
27,077	Discover Financial Services (a)	1,743,488

		5,461,833

Containers & Packaging (0.2%):
16,318	Crown Holdings, Inc. *(a)	726,477
20,018	Sealed Air Corp. ^(a)	698,228

		1,424,705

Distributors (0.0%):
2,100	Canon Marketing Japan, Inc. (a)	40,461

Diversified Financial Services (0.4%):
12,164	Berkshire Hathaway, Inc., Class B *(a)	1,680,335
9,520	Deutsche Boerse AG (a)	642,652
83,371	ING Groep NV *(a)	1,185,708

		3,508,695

Diversified Telecommunication Services (0.8%):
10,980	AT&T, Inc. (a)	386,935
150,367	BT Group plc (a)	920,928
51,459	Deutsche Telekom AG, Registered Shares (a)	777,214
10,090	France Telecom SA (a)	151,142
11,100	Nippon Telegraph & Telephone Corp. (a)	690,917
245,884	Oi SA, ADR (a)	172,119
332,000	Singapore Telecommunications, Ltd. (a)	986,927
485	Swisscom AG, Registered Shares (a)	275,585
38,129	TDC A/S (a)	288,719
251,712	Telecom Italia SpA (a)	287,532
32,883	Telecom Italia SpA (a)	29,140
184,500	Telekom Malaysia Berhad (a)	370,996
8,280	Verizon Communications, Inc. (a)	414,856
53,608	Verizon Communications, Inc. (a)	2,679,864

		8,432,874

Electric Utilities (0.5%):
18,544	American Electric Power Co., Inc. (a)	968,182
22,200	Chubu Electric Power Co., Inc. *(a)	255,016
156,961	Enel SpA (a)	828,056
13,871	NextEra Energy, Inc. (a)	1,302,210
2,669	NRG Yield, Inc. ^(a)	125,576
29,203	PPL Corp. (a)	959,027
42,011	Terna - Rete Elettrica Nationale SpA (a)	210,542

		4,648,609

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electrical Equipment (0.8%):
21,443	Eaton Corp. plc (a)	$1,358,842
26,000	GS Yuasa Corp. (a)	151,659
1,000	Mabuchi Motor Co., Ltd. (a)	87,378
92,000	Mitsubishi Electric Corp. (a)	1,226,745
17,297	Rockwell Automation, Inc. (a)	1,900,594
13,003	Schneider Electric SA (a)	994,188
2,009	Schneider Electric SE ^(a)	152,945
40,100	Sumitomo Electric Industries, Ltd. (a)	593,266

		6,465,617

Electronic Equipment, Instruments & Components (0.6%):
3,065	Avnet, Inc. (a)	127,198
3,200	Hitachi High-Technologies Corp. (a)	92,008
229,000	Hitachi, Ltd. (a)	1,743,102
32,700	HOYA Corp. (a)	1,099,188
400	Keyence Corp. (a)	174,035
14,300	Kyocera Corp. (a)	667,190
6,400	Murata Manufacturing Co., Ltd. (a)	728,453
6,100	Omron Corp. (a)	277,392
2,753	TE Connectivity, Ltd. (a)	152,213

		5,060,779

Energy Equipment & Services (1.2%):
95,700	Dropbox, Inc. *(a)(b)(c)	1,708,245
1,698	Helmerich & Payne, Inc. (a)	166,183
25,799	Oceaneering International, Inc. (a)	1,681,321
107,467	SBM Offshore NV *(a)	1,549,659
20,851	Schlumberger, Ltd. (a)	2,120,338
15,592	Technip-Coflexip SA (a)	1,308,115

		8,533,861

Food & Staples Retailing (0.2%):
7,346	CVS Caremark Corp. (a)	584,668
20,861	Fresh Market, Inc. (The) *^(a)	728,675
3,225	Kroger Co. (The) (a)	167,700
6,888	Walgreen Co. (a)	408,252

		1,889,295

Food Products (1.0%):
24,000	Ajinomoto Co., Inc. (a)	399,758
3,207	Archer-Daniels-Midland Co. (a)	163,878
57,961	Cosan, Ltd., A Shares (a)	623,660
6,008	Danone SA (a)	401,046
13,201	Mondelez International, Inc., Class A (a)	452,332
51,135	Nestle SA, Registered Shares (a)	3,751,523
30	Orion Corp. (a)	24,863
27,712	SLC Agricola SA (a)	186,370
60,127	Unilever NV (a)	2,389,755
17,190	Unilever plc (a)	717,418

		9,110,603

Gas Utilities (0.2%):
11,535	Gas Natural SDG SA (a)	338,616
72,415	Snam Rete Gas SpA (a)	399,136
228,000	Tokyo Gas Co., Ltd. (a)	1,282,639

		2,020,391

Health Care Equipment & Supplies (0.4%):
1,032	Becton, Dickinson & Co. (a)	117,452
885	C.R. Bard, Inc. (a)	126,298
2,904	CareFusion Corp. *(a)	131,406
25,562	Getinge AB, B Shares (a)	643,288

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
17,050	Medtronic, Inc. (a)	$1,056,248
18,122	Mindray Medical International, Ltd., ADR ^(a)	546,560
5,116	Zimmer Holdings, Inc. (a)	514,414

		3,135,666

Health Care Providers & Services (3.1%):
15,236	Aetna, Inc. (a)	1,234,116
35,516	Al Noor Hospitals Group plc (a)	586,090
1,846	AmerisourceBergen Corp. (a)	142,696
1,411,700	Bangkok Dusit Medical Services Public Co., Ltd., Class F (a)	804,261
87,500	Bumrungrad Hospital Public Co., Ltd. (a)	355,509
10,640	Cardinal Health, Inc. (a)	797,149
14,876	Catamaran Corp. *(a)	627,023
26,013	Envision Healthcare Holdings, Inc. *(a)	902,131
21,918	Fresenius SE & Co. KGaA (a)	1,084,412
25,857	HCA Holdings, Inc. *(a)	1,823,436
514,568	Healthscope, Ltd. *(a)	1,097,757
14,291	HealthSouth Corp. (a)	527,338
11,432	Humana, Inc. (a)	1,489,475
633,400	IHH Healthcare Berhad (a)	981,356
105,242	Life Healthcare Group Holdings Pte, Ltd. (a)	414,785
13,555	McKesson, Inc. (a)	2,638,751
60,203	NMC Health plc (a)	465,540
382,799	PT Siloam International Hospital Tbk *(a)	472,256
102,000	Raffles Medical Group, Ltd. (a)	307,900
9,800	Ship Healthcare Holdings, Inc. (a)	313,954
126,797	Sinopharm Group Co., H Shares (a)	463,092
167,461	Spire Healthcare Group plc *(a)	785,541
6,711	Team Health Holdings, Inc. *(a)	389,171
11,876	Tenet Healthcare Corp. *(a)	705,316
30,050	UnitedHealth Group, Inc. (a)	2,591,813
11,387	Universal Health Services, Inc., Class B (a)	1,189,942
7,528	WellCare Health Plans, Inc. *(a)	454,240
1,413	WellPoint, Inc. (a)	169,023

		23,814,073

Health Care Technology (0.0%):
7,897	Castlight Health, Inc., Class B *(a)	102,187

Hotels, Restaurants & Leisure (0.3%):
18,709	McDonald’s Corp. (a)	1,773,800
5,064	SeaWorld Entertainment, Inc. (a)	97,381
1,889	Wyndham Worldwide Corp. (a)	153,500

		2,024,681

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Household Durables (0.2%):
2,800	Alpine Electronics, Inc. (a)	$46,186
54,734	Cyrela Brazil Realty SA Empreendimentos e Participacoes (a)	276,186
93,728	MRV Engenharia e Participacoes SA (a)	311,724
7,200	Rinnai Corp. (a)	596,630
21,400	Sony Corp. (a)	385,669

		1,616,395

Household Products (0.9%):
14,895	Colgate-Palmolive Co. (a)	971,452
1,043	Energizer Holdings, Inc. (a)	128,508
7,159	Kimberly-Clark Corp. (a)	770,094
413	LG Household & Health Care, Ltd. (a)	196,798
68,697	Procter & Gamble Co. (The) (a)	5,752,686

		7,819,538

Independent Power and Renewable Electricity Producers (0.3%):
56,066	AES Corp. (The) (a)	795,016
53,057	Calpine Corp. *(a)	1,151,336
5,123	NextEra Energy Partners LP *^(a)	177,717
19,616	NRG Energy, Inc. (a)	597,896

		2,721,965

Industrial Conglomerates (1.1%):
170,219	Beijing Enterprises Holdings, Ltd. (a)	1,459,296
7,944	Danaher Corp. (a)	603,585
168,000	Keppel Corp., Ltd. (a)	1,381,398
12,446	Koninklijke Philips Electronics NV (a)	396,185
37,236	Siemens AG, Registered Shares (a)	4,437,487

		8,277,951

Insurance (1.9%):
1,398	ACE, Ltd. (a)	146,608
124,400	AIA Group, Ltd. (a)	642,045
8,082	Allstate Corp. (The) (a)	495,992
27,295	American International Group, Inc. (a)	1,474,477
44,805	AXA SA (a)	1,103,280
2,505	Axis Capital Holdings, Ltd. (a)	118,562
1,093	Chubb Corp. (The) (a)	99,550
3,178	CNA Financial Corp. (a)	120,859
102,653	Legal & General Group plc (a)	380,789
4,130	Lincoln National Corp. (a)	221,285
16,385	Marsh & McLennan Cos., Inc. (a)	857,591
14,847	MetLife, Inc. (a)	797,581
47,500	MS&AD Insurance Group Holdings, Inc. (a)	1,037,654
31,100	NKSJ Holdings, Inc. (a)	755,739
6,067	Prudential Financial, Inc. (a)	533,532
49,043	Prudential plc (a)	1,089,118
1,725	Reinsurance Group of America, Inc. (a)	138,224
42,500	Sony Financial Holdings, Inc. (a)	688,160
118,700	Tokio Marine Holdings, Inc. (a)	3,686,603

Shares		Fair Value
Common Stocks, continued
Insurance, continued
17,604	XL Group plc (a)	$583,925

		14,971,574

Internet & Catalog Retail (0.3%):
15,829	Alibaba Group Holding, Ltd., ADR *(a)	1,406,408

Internet Software & Services (2.0%):
40,500	DeNA Co., Ltd. ^(a)	515,525
43,812	eBay, Inc. *(a)	2,481,074
6,118	Google, Inc., Class C *(a)	3,532,288
4,936	Google, Inc., Class A *(a)	2,904,392
49,700	Gree, Inc. ^(a)	339,113
28,140	SINA Corp. *(a)	1,157,679
84,945	Twitter, Inc. *(a)	4,381,463
17,133	Uber Technologies, Inc. *(a)(b)(c)	1,063,140

		16,374,674

IT Services (1.4%):
1,652	Accenture plc, Class A (a)	134,341
523	Alliance Data Systems Corp. *(a)	129,845
3,055	Amdocs, Ltd. (a)	140,163
16,968	Atos Origin SA (a)	1,229,038
2,856	Computer Sciences Corp. (a)	174,644
2,987	Fidelity National Information Services, Inc. (a)	168,168
53,295	MasterCard, Inc., Class A (a)	3,939,566
21,283	Visa, Inc., Class A (a)	4,541,155
46,065	Worldline SA *(a)	925,932

		11,382,852

Leisure Products (0.1%):
5,500	Namco Bandai Holdings, Inc. (a)	140,956
7,600	Nikon Corp. ^(a)	109,945
22,200	Sega Sammy Holdings, Inc. (a)	357,541
7,500	Yamaha Corp. (a)	98,104

		706,546

Life Sciences Tools & Services (0.6%):
24,519	Agilent Technologies, Inc. (a)	1,397,093
2,106	Mettler-Toledo International, Inc. *(a)	539,410
13,897	PerkinElmer, Inc. (a)	605,909
15,190	Thermo Fisher Scientific, Inc. (a)	1,848,622
7,605	Waters Corp. *(a)	753,808

		5,144,842

Machinery (1.0%):
4,016	CNH Industrial NV (a)	31,843
28,076	Colfax Corp. *^(a)	1,599,489
75,747	Cummins India, Ltd. (a)	820,832
4,160	Cummins, Inc. (a)	549,037
1,349	Dover Corp. (a)	108,365
2,900	Fanuc, Ltd. (a)	523,768
164,090	Haitian International Holdings, Ltd. (a)	371,667
105,000	IHI Corp. (a)	544,505
16,900	Komatsu, Ltd. (a)	391,234
28,000	Kubota Corp. (a)	441,380
128,000	Mitsubishi Heavy Industries, Ltd. (a)	824,435
5,600	Nabtesco Corp. (a)	134,384
11,448	PACCAR, Inc. (a)	651,105
1,065	Parker Hannifin Corp. (a)	121,570

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery, continued
13,332	Samsung Heavy Industries Co., Ltd. (a)	$318,546
1,000	SMC Corp. (a)	276,192
14,343	Stanley Black & Decker, Inc. (a)	1,273,515
3,100	THK Co., Ltd. (a)	77,262

		9,059,129

Media (1.1%):
3,944	Charter Communications, Inc., Class A *(a)	597,003
64,156	Comcast Corp., Class A (a)	3,450,310
10,852	DISH Network Corp., Class A *(a)	700,822
63,288	Grupo Televisa SAB (a)	429,564
45,381	Liberty Media Corp., Class C *(a)	2,132,453
20,948	Liberty Media Corp. *(a)	988,327
19,605	Manchester United plc, Class A *(a)	323,090
3,724	RTL Group (a)	318,918
1,128	Time Warner Cable, Inc. (a)	161,857
2,100	TV Asahi Holdings Corp. (a)	33,123
1,429	Viacom, Inc., Class B (a)	109,947
56,459	Zon Multimedia Servicos de Telecommunicacoes e Multimedia SGPS SA (a)	339,611

		9,585,025

Metals & Mining (2.5%):
162,185	Antofagasta plc (a)	1,891,907
63,228	Barrick Gold Corp., ADR (a)	926,922
44,842	BHP Billiton plc (a)	1,244,796
40,578	Constellium NV *(a)	998,625
109,033	Eldorado Gold Corp. (a)	735,131
119,120	First Quantum Minerals, Ltd. (a)	2,299,852
98,646	Freeport-McMoRan Copper & Gold, Inc. (a)	3,220,792
83,182	Goldcorp, Inc. (a)	1,915,681
303,956	Platinum Group Metals, Ltd. *(a)	268,723
35,439	Polyus Gold International, Ltd. *^(a)	110,287
67,751	Rio Tinto plc (a)	3,325,931
26,760	Silver Wheaton Corp. (a)	533,327
54,132	Southern Copper Corp. ^(a)	1,605,014
25,895	Teck Resources, Ltd., Class B (a)	489,157

		19,566,145

Multiline Retail (0.1%):
2,175	Kohl’s Corp. (a)	132,740
2,073	Macy’s, Inc. (a)	120,607
3,700	Ryohin Keikaku Co., Ltd. (a)	441,344

		694,691

Multi-Utilities (0.6%):
23,266	CenterPoint Energy, Inc. (a)	569,319
21,732	Dominion Resources, Inc. (a)	1,501,464
3,318	DTE Energy Co. (a)	252,433
41,698	GDF Suez (a)	1,042,770
71,459	National Grid plc (a)	1,024,447
7,813	RWE AG (a)	304,844
11,483	Sempra Energy (a)	1,210,079

		5,905,356

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels (4.2%):
12,894	Anadarko Petroleum Corp. (a)	$1,307,967
112,886	Athabasca Oil Corp. *(a)	577,636
59,649	Cameco Corp. (a)	1,053,401
77,494	Canadian Natural Resources, Ltd. (a)	3,009,867
16,325	Chesapeake Energy Corp. (a)	375,312
10,088	Chevron Corp. (a)	1,203,700
5,754	Cimarex Energy Co. (a)	728,054
586,000	CNOOC, Ltd. (a)	1,008,657
17,685	CONSOL Energy, Inc. (a)	669,554
11,143	Devon Energy Corp. (a)	759,730
17,314	Diamondback Energy, Inc. *(a)	1,294,741
34,500	Eclipse Resources Corp. *^(a)	573,390
5,817	EOG Resources, Inc. (a)	575,999
134,800	INPEX Corp. (a)	1,908,640
30,537	John Wood Group PLC (a)	373,502
27,615	KazMunaiGas Exploration Production JSC, Registered Shares, GDR (a)	483,206
34,141	Lookout, Inc. *(a)(b)(c)	389,996
107,559	Lundin Petroleum AB *^(a)	1,813,325
3,387	Marathon Oil Corp. (a)	127,317
1,363	Marathon Petroleum Corp. (a)	115,405
4,058	Murphy Oil Corp. (a)	230,941
8,158	Oasis Petroleum, Inc. *(a)	341,086
115,833	Oil & Natural Gas Corp., Ltd. (a)	766,123
277,414	Ophir Energy plc *(a)	1,026,138
116,157	Palantir Technologies, Inc. *(a)(b)(c)	696,942
22,722	Parsley Energy, Inc., Class A *^(a)	484,660
43,860	Petroleo Brasileiro SA, ADR (a)	622,373
42,199	Phillips 66 (a)	3,431,202
32,868	Royal Dutch Shell plc, ADR (a)	2,502,241
74,641	Statoil ASA (a)	2,031,565
22,665	Stone Energy Corp. *(a)	710,774
2,830	Suncor Energy, Inc. (a)	102,305
10,876	Total SA ^(a)	702,809
25,364	Total SA, Sponsored ADR (a)	1,634,709
3,490	Valero Energy Corp. (a)	161,482

		33,794,749

Paper & Forest Products (0.0%):
3,070	International Paper Co. (a)	146,562

Personal Products (0.2%):
6,312	Beiersdorf AG (a)	527,146
79,423	Hypermarcas SA *(a)	572,430
2,428	L’Oreal SA (a)	384,485

		1,484,061

Pharmaceuticals (3.7%):
62,087	Abbvie, Inc. (a)	3,586,146
6,865	Actavis, Inc. plc *(a)	1,656,387
8,080	Allergan, Inc. (a)	1,439,775
35,700	Astellas Pharma, Inc. (a)	532,132
5,290	AstraZeneca plc, ADR (a)	377,918
18,438	AstraZeneca plc (a)	1,320,774
21,888	Bristol-Myers Squibb Co. (a)	1,120,228

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
28,816	Catalent, Inc. *^(a)	$721,264
12,200	Dainippon Sumitomo Pharma Co., Ltd. ^(a)	155,529
11,000	Kyowa Hakko Kogyo Co., Ltd. (a)	135,050
6,239	Mylan, Inc. *(a)	283,812
24,022	Novartis AG, Registered Shares (a)	2,262,820
17,700	Otsuka Holdings Co., Ltd. (a)	610,548
4,641	Perrigo Co. plc (a)	697,032
109,628	Pfizer, Inc. (a)	3,241,700
16,072	Roche Holding AG (a)	4,759,949
9,228	Sanofi-Aventis SA, ADR (a)	520,736
27,655	Sanofi-Aventis SA (a)	3,119,526
2,000	Sawai Pharmaceutical Co., Ltd. (a)	115,147
16,434	Shire plc (a)	1,420,170
460,000	Sino Biopharmaceutical, Ltd. (a)	458,133

		28,534,776

Professional Services (0.1%):
42,526	Qualicorp SA *(a)	420,829

Real Estate Investment Trusts (REITs) (0.6%):
9,828	American Capital Agency Corp. (a)	208,845
7,794	American Tower Corp. (a)	729,752
20,550	Equity Residential Property Trust (a)	1,265,469
379,140	Fibra UNO Amdinistracion SA (a)	1,247,312
183,965	Link REIT (The) (a)	1,060,389
370,848	TF Administradora Industrial S de RL de C.V. (a)	817,129

		5,328,896

Real Estate Management & Development (1.3%):
74,935	BR Malls Participacoes SA (a)	589,070
656,000	CapitaLand, Ltd. (a)	1,644,007
338,000	China Overseas Land & Investment, Ltd. (a)	865,908
36,000	Daikyo, Inc. *(a)	67,387
4,900	Daito Trust Construction Co., Ltd. (a)	579,184
35,532	Deutsche Annington Immobilien SE (a)	1,027,362
416,000	Global Logistic Properties, Ltd. (a)	882,971
20,700	Nomura Real Estate Holdings, Inc. (a)	355,928
67,467	St. Joe Co. (The) *^(a)	1,344,617
152,000	Sun Hung Kai Properties, Ltd. (a)	2,150,705
186,000	Wharf Holdings, Ltd. (The) (a)	1,323,045

		10,830,184

Road & Rail (1.1%):
27,180	Canadian National Railway Co. (a)	1,928,693
24,792	CSX Corp. (a)	794,832
26,200	East Japan Railway Co. (a)	1,965,280
9,718	J.B. Hunt Transport Services, Inc. (a)	719,618

Shares		Fair Value
Common Stocks, continued
Road & Rail, continued
24,000	Nippon Express Co., Ltd. (a)	$100,679
7,000	Seino Holdings Co., Ltd. (a)	56,122
30,188	Union Pacific Corp. (a)	3,272,982

		8,838,206

Semiconductors & Semiconductor Equipment (0.2%):
1,582	KLA-Tencor Corp. (a)	124,630
17,900	ROHM Co., Ltd. (a)	1,127,596
596	Samsung Electronics Co., Ltd. (a)	667,312

		1,919,538

Software (1.4%):
86,301	Activision Blizzard, Inc. (a)	1,794,198
2,269	Adobe Systems, Inc. *(a)	156,992
2,045	Check Point Software Technologies, Ltd. *(a)	141,596
31,971	Electronic Arts, Inc. *(a)	1,138,487
52,700	Gungho Online Enetertainment, Inc. ^(a)	251,681
11,084	Informatica Corp. *(a)	379,516
1,734	Intuit, Inc. (a)	151,985
3,290	Microsoft Corp. (a)	152,524
16,300	Nexon Co., Ltd. (a)	134,593
10,100	Nintendo Co., Ltd. (a)	1,099,430
87,025	Oracle Corp. (a)	3,331,317
3,700	Trend Micro, Inc. (a)	125,285
38,030	UbiSoft Entertainment SA *(a)	622,591
45,940	Veeva Systems, Inc., Class A *^(a)	1,294,130
4,253	VMware, Inc., Class A *^(a)	399,102

		11,173,427

Specialty Retail (0.2%):
2,300	Autobacs Seven Co., Ltd. ^(a)	35,753
8,300	Nitori Co., Ltd. (a)	514,279
4,400	Sanrio Co., Ltd. ^(a)	127,327
800	Shimamura Co., Ltd. (a)	73,587
292,600	Yamada Denki Co., Ltd. ^(a)	854,416
222,760	Zhongsheng Group Holdings, Ltd. ^(a)	238,795

		1,844,157

Technology Hardware, Storage & Peripherals (0.1%):
1,529	Apple, Inc. (a)	154,047
208,000	NEC Corp. (a)	719,769
1,630	Samsung Sdi Co., Ltd. (a)	188,814
2,448	Seagate Technology plc (a)	140,197
2,403	Western Digital Corp. (a)	233,860

		1,436,687

Textiles, Apparel & Luxury Goods (0.4%):
52,300	Coach, Inc. (a)	1,862,403
12,356	Lululemon Athletica, Inc. *^(a)	519,076
5,235	LVMH Moet Hennessy Louis Vuitton SA (a)	848,495

		3,229,974

Thrifts & Mortgage Finance (0.1%):
16,907	Ocwen Financial Corp. *^(a)	442,625

Trading Companies & Distributors (0.9%):
19,012	Fastenal Co. ^(a)	853,639
74,900	Mitsubishi Corp. (a)	1,535,346
246,600	Mitsui & Co., Ltd. (a)	3,891,808
66,800	Sumitomo Corp. (a)	737,867

		7,018,660

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Transportation Infrastructure (0.0%):
615,711	Delta Topco, Ltd. *(a)(b)(c)	$360,807
4,000	Kamigumi Co., Ltd. (a)	37,955
16,748	Novorossiysk Commercial Sea Trade Port JSC, Registered Shares, GDR (a)	47,899

		446,661

Water Utilities (0.1%):
14,148	American Water Works Co., Inc. (a)	682,358

Wireless Telecommunication Services (0.7%):
17,083	America Movil SAB de C.V., Series L, ADR ^(a)	430,492
394,500	Axiata Group Berhad (a)	843,272
5,874	Crown Castle International Corp. (a)	473,033
138,029	Far EasTone Telecommunications Co., Ltd. (a)	264,594
23,100	KDDI Corp. (a)	1,390,205
89,000	Taiwan Mobile Co., Ltd. (a)	270,073
115,805	Vodafone Group plc (a)	381,673
15,162	Vodafone Group plc, ADR (a)	498,678

		4,552,020

Total Common Stocks (Cost $409,874,658)		452,233,187

Preferred Stocks (2.1%):
Auto Components (0.4%):
61,095	Mobileye N.V., Series F, Preferred Shares *(a)(b)(c)	3,110,377

Automobiles (0.2%):
8,976	Volkswagen AG, Preferred Shares (a)	1,863,242

Banks (0.9%):
26,482	Citigroup Capital XIII, Preferred Shares (a)	712,895
176,000	Deutsche Bank Capital Funding Trust VII, Preferred Shares (a)(d)	180,842
32,500	GMAC Capital Trust I, Preferred Shares (a)	864,826
15,683	HSBC Holdings plc, Series 2, Preferred Shares (a)	417,794
79,084	Itau Unibanco Holding SA, Preferred Shares (a)	1,103,137
21,833	RBS Capital Fund Trust V, Series E, Preferred Shares (a)	513,949
27,501	RBS Capital Funding Trust VII, Series G, Preferred Shares ^(a)	656,999
12,375	Royal Bank of Scotland Group plc, Series M, Preferred Shares, ADR ^(a)	303,188
9,710	Royal Bank of Scotland Group plc, Series Q, Preferred Shares, ADR (a)	242,847

Shares		Fair Value
Preferred Stocks, continued
Banks, continued
14,719	Royal Bank of Scotland Group plc, Series T, Preferred Shares, ADR (a)	$371,655
14,159	U.S. Bancorp, Series F, Preferred Shares ^(a)	406,080
7,409	U.S. Bancorp, Series G, Preferred Shares (a)	199,969
541,000	USB Capital IX, Preferred Shares (a)	459,850

		6,434,031

Communications Equipment (0.1%):
6,920	Corwn Castle International Corp., Series A, Preferred Shares (a)	727,465

Diversified Financial Services (0.1%):
46,451	Fannie Mae, Series S, Preferred Shares (a)	427,349

Food & Staples Retailing (0.1%):
10,967	Companhia Brasileira de Destribuicao Grupo Pao de Acucar, Series A, Preferred Shares (a)	480,845

Machinery (0.0%):
2,123	Stanley Black & Decker, Inc., Preferred Shares ^(a)	240,302

Multi-Utilities (0.0%):
7,500	Dominion Resources, Inc., Preferred Shares (a)	374,250

Real Estate Investment Trusts (REITs) (0.1%):
2,976	American Tower Corp., Series A, Preferred Shares (a)	322,896
10,870	Health Care REIT, Inc., Series I, Preferred Shares (a)	626,723

		949,619

Real Estate Management & Development (0.0%):
15,600	Forestar Group, Inc., Preferred Shares (a)	371,592

Semiconductors & Semiconductor Equipment (0.2%):
1,918	Samsung Electronics Co., Ltd. (a)	1,630,245

Total Preferred Stocks (Cost $13,675,622)		16,609,317

Warrants (0.0%):
Paper & Forest Products (0.0%):
157,250	TFS Corp., Ltd. *(a)(d)	113,567

Real Estate Management & Development (0.0%):
11,666	Sun Hung Kai Properties, Ltd. *(a)	19,502

Total Warrants (Cost $–)		133,069

Convertible Preferred Stocks (0.2%):
Aerospace & Defense (0.0%):
5,437	United Technologies Corp., 0.51%^(a)	320,185

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Shares		Fair Value
Convertible Preferred Stocks, continued
Banks (0.0%):
272	Wells Fargo & Co., Series L, Class A, 0.02%(a)	$327,080

Electric Utilities (0.2%):
10,884	NextEra Energy, Inc., 0.36%(a)	678,291

Metals & Mining (0.0%):
14,524	Cliffs Natural Resources, Inc., Series A, Series A, 2.50%^(a)	162,669

Total Convertible Preferred Stocks (Cost $1,531,748)		1,488,225

Rights (0.0%):
Banks (0.0%):
82,439	Banco Bilbao Vizcaya Argentaria SA *(a)	8,225
82,439	Banco Popular Espanol SA *(a)	1,145

		9,370

Total Rights (Cost $–)		9,370

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Convertible Bonds (2.1%):
Automobiles (0.1%):
$800,000	Volkswagen International Finance NV, 5.50%, 11/9/15+(a)(d)	1,046,558

Banks (0.1%):
733,000	JPMorgan Chase & Co., Series Q, 5.15%, 12/31/49, Callable 5/1/23 @ 100, Perpetual Bond^(a)(e)	698,183

Biotechnology (0.4%):
143,000	BioMarin Pharmaceutical, Inc., 0.75%, 10/15/18(a)	151,401
135,000	BioMarin Pharmaceutical, Inc., 1.50%, 10/15/20^(a)	147,825
244,000	Cubist Pharmaceuticals, Inc., 2.50%, 11/1/17(a)	568,367
452,000	Gilead Sciences, Inc., Series D, 1.63%, 5/1/16(a)	2,110,557

		2,978,150

Diversified Telecommunication Services (0.0%):
300,000	Telefonica SA, Series TIT, 6.00%, 7/24/17+(a)(d)	399,840

		399,840

Energy Equipment and Services (0.0%):
191,000	Suzlon Energy, Ltd., Series SUEL, 3.25%, 7/16/19, Callable 1/16/15 @ 100.85(a)(d)(e)	147,070

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Convertible Bonds, continued
Food & Staples Retailing (0.1%):
$500,000	Olam International, Ltd., 6.00%, 10/15/16(a)(d)	$536,250

Food Products (0.0%):
400,000	REI Agro, Ltd., Registered Shares, 5.50%, 11/13/14(a)(b)	80,000

Health Care Providers & Services (0.1%):
80,000	Brookdale Senior Living, Inc., 2.75%, 6/15/18(a)	102,950
463,000	WellPoint, Inc., 2.75%, 10/15/42(a)	762,503

		865,453

Internet Software & Services (0.0%):
380,000	SINA Corp., 1.00%, 12/1/18, Callable 12/1/16 @ 100(a)(d)	349,838
375,000	Twitter, Inc., 1.00%, 9/15/21^(a)(d)	366,797

		716,635

Oil, Gas & Consumable Fuels (0.2%):
886,000	Cobalt International Energy, Inc., 2.63%, 12/1/19(a)	733,719
1,111,000	Cobalt International Energy, Inc., 3.13%, 5/15/24(a)	992,955
70,000	Dana Gas Sukuk, Ltd., 7.00%, 10/31/17(a)	64,400

		1,791,074

Pharmaceuticals (0.2%):
402,000	Mylan, Inc., 3.75%, 9/15/15(a)	1,373,333

Real Estate Management & Development (0.4%):
750,000	CapitaLand, Ltd., 2.10%, 11/15/16+(a)(d)	586,398
1,500,000	CapitaLand, Ltd., Series CAPL, 2.95%, 6/20/22, Callable 6/20/17 @ 100+(a)(d)	1,180,512
500,000	CapitaLand, Ltd., 1.95%, 10/17/23+(a)(d)	399,875
250,000	CapitaLand, Ltd., 1.95%, 10/17/23, Callable 10/17/18 @ 100+(a)(d)	199,937
406,000	Forest City Enterprises, Inc., 4.25%, 8/15/18(a)	445,839

		2,812,561

Semiconductors & Semiconductor Equipment (0.1%):
246,000	Intel Corp., 3.25%, 8/1/39(a)	412,511

Software (0.1%):
420,000	Salesforce.com, Inc., 0.25%, 4/1/18^(a)	468,300
368,000	Take-Two Interactive Software, Inc., 1.75%, 12/1/16^(a)	488,980

		957,280

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Convertible Bonds, continued
Wireless Telecommunication Services (0.3%):
$500,000	Telecom Italia Finance SA, Registered Shares, 6.13%, 11/15/16+(a)(d)	$770,052
900,000	Telefonica SA, Series TEF, 4.90%, 9/25/17+(a)	1,157,862

		1,927,914

Total Convertible Bonds (Cost $15,252,004)		16,742,812

Floating Rate Loans (1.2%):
Biotechnology (0.2%):
1,617,827	Grifols Worldwide Operations USA, 3.16%, 3/3/21(a)(e)	1,586,490

Construction & Engineering (0.1%):
304,147	Autobahn Tank & Rast Holding GmbH, 3.50%, 12/10/18(a)(e)	384,107
122,640	Autobahn Tank & Rast Holding GmbH, 3.50%, 12/10/19(a)(e)	154,688

		538,795

Energy Equipment & Services (0.4%):
378,010	Drillships Financing Holdings, Inc., 6.00%, 3/31/21(a)(e)	361,944
479,204	Drillships Ocean Ventures, Inc., 5.50%, 7/9/21(a)(e)	463,630
405,533	Fieldwood Energy LLC, 9.38%, 9/20/20(a)(e)	406,040
1,302,972	Seadrill, Ltd., 4.00%, 2/21/21(a)(e)	1,237,822

		2,469,436

Hotels, Restaurants & Leisure (0.2%):
1,487,000	Hilton Worldwide Finance LLC, 3.50%, 9/23/20(a)(e)	1,462,212
345,292	Hilton Worldwide Finance LLC, 3.50%, 10/25/20(a)(e)	339,536

		1,801,748

Media (0.2%):
292,000	AP One Channel Center Owner LP, Series 4814, 5.00%, 7/15/19(a)(c)(e)	292,000
472,000	Charter Communications Operating LLC, 0.00%, 8/12/21(a)(e)	470,282
725,000	Univision Communications, Inc., 4.00%, 3/1/20(a)(e)	710,957
389,246	Univision Communications, Inc., 4.00%, 3/1/20(a)(e)	381,706

		1,854,945

Metals & Mining (0.0%):
105,324	Essar Steel Algoma, Inc., 12.25%, 11/15/14(a)(e)	105,259

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Floating Rate Loans, continued
Oil, Gas & Consumable Fuels (0.1%):
$105,129	Sheridan Production Partners, 4.25%, 12/2/20(a)(e)	$103,814
755,569	Sheridan Production Partners, 4.25%, 12/2/20(a)(e)	746,125
39,218	Sheridan Production Partners, 4.25%, 12/2/20(a)(e)	38,728

		888,667

Pharmaceuticals (0.0%):
189,625	Mallinckrodt International Finance SA, 3.50%, 2/24/21(a)(e)	186,513

Total Floating Rate Loans (Cost $9,606,378)		9,431,853

Corporate Bonds (2.2%):
Automobiles (0.1%):
620,000	General Motors Financial Co., Inc., 3.50%, 7/10/19(a)	624,648

Banks (0.4%):
385,000	Bank of America Corp., 2.60%, 1/15/19(a)	384,250
430,000	CIT Group, Inc., 4.75%, 2/15/15(a)(d)	434,300
410,000	HSBC USA, Inc., 1.63%, 1/16/18(a)	408,524
290,000	JPMorgan Chase & Co., 6.13%, 6/27/17(a)	323,266
1,565,000	JPMorgan Chase & Co., Series X, 6.10%, 10/29/49, Callable 10/1/24 @ 100(a)(e)	1,547,394

		3,097,734

Beverages (0.0%):
258,000	Anheuser-Busch InBev NV Worldwide, Inc., 1.38%, 7/15/17(a)	257,656

Capital Markets (0.5%):
1,058,000	Ford Motor Credit Co. LLC, 1.72%, 12/6/17(a)	1,050,540
408,000	Ford Motor Credit Co. LLC, 2.38%, 1/16/18(a)	411,761
395,000	Ford Motor Credit Co. LLC, 5.00%, 5/15/18(a)	431,398
272,000	General Electric Capital Corp., Series A, 5.55%, 5/4/20, MTN(a)	311,213
420,000	General Electric Capital Corp., 6.38%, 11/15/67, Callable 11/15/17 @ 100(a)(e)	454,650
662,000	Goldman Sachs Group, Inc. (The), Series L, 5.70%, 12/29/49, Callable 5/10/19 @ 100^(a)(e)	671,598

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Capital Markets, continued
$361,000	Merrill Lynch & Co., 6.88%, 4/25/18, MTN(a)	$416,379
268,000	Morgan Stanley, Series G, 7.30%, 5/13/19(a)	319,659
489,000	Morgan Stanley, Series H, 5.45%, 12/29/49, Callable 7/15/19 @ 100(a)(e)	485,333

		4,552,531

Communications Equipment (0.0%):
110,000	Hughes Satellite Systems Corp., 7.63%, 6/15/21(a)	119,900

Construction Materials (0.0%):
135,000	Building Materials Corp., 6.88%, 8/15/18, Callable 11/10/14 @ 103.44(a)(d)	139,725

Consumer Finance (0.2%):
578,000	Ally Financial, Inc., 2.75%, 1/30/17(a)	566,440
431,000	Ally Financial, Inc., 3.50%, 1/27/19^(a)	419,148
370,000	Synchrony Financial, 3.75%, 8/15/21, Callable 6/15/21 @ 100(a)	373,342

		1,358,930

Diversified Financial Services (0.3%):
558,000	Bank of America Corp., 2.00%, 1/11/18, MTN(a)	555,573
307,000	Bank of America Corp., 1.30%, 3/22/18, MTN(a)(e)	312,701
298,000	Citigroup, Inc., Series A, 5.95%, 12/29/49, Callable 1/30/23 @ 100^(a)(e)	297,907
600,000	General Electric Capital Corp., Series B, 6.25%, 12/15/49, Callable 12/15/22 @ 100(a)(e)	646,500
222,000	Hyundai Capital America, Inc., 2.13%, 10/2/17(a)(d)	224,688

		2,037,369

IT Services (0.0%):
130,000	SunGard Data Systems, Inc., 7.38%, 11/15/18, Callable 11/10/14 @ 105.53(a)	133,900

Media (0.1%):
235,000	Cablevision Systems Corp., 5.88%, 9/15/22^(a)	227,363

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Media, continued
$200,000	NBCUniversal Enterprise, Inc., 5.25%, 12/31/99, Callable 3/19/21 @ 100(a)(d)	$208,000

		435,363

Oil, Gas & Consumable Fuels (0.1%):
263,000	Chesapeake Energy Corp., 3.48%, 4/15/19, Callable 4/15/15 @ 101(a)(e)	263,658
325,000	Reliance Holdings USA, Inc., 4.50%, 10/19/20(a)(d)	340,010
250,000	Reliance Holdings USA, Inc., 5.40%, 2/14/22(a)(d)	272,908
270,000	Sabine Pass Liquefaction LLC, 5.63%, 4/15/23^(a)	272,700

		1,149,276

Pharmaceuticals (0.2%):
475,000	Forest Laboratories, Inc., 4.38%, 2/1/19(a)(d)	499,966
331,000	Forest Laboratories, Inc., 5.00%, 12/15/21, Callable 9/16/21 @ 100(a)(d)	353,801
513,000	Mylan, Inc., 2.55%, 3/28/19(a)	510,157

		1,363,924

Real Estate Investment Trusts (REITs) (0.0%):
162,000	American Tower Corp., 3.40%, 2/15/19(a)	165,511

Specialty Retail (0.1%):
393,000	Best Buy Co., Inc., 5.00%, 8/1/18(a)	404,790

Technology Hardware, Storage & Peripherals (0.0%):
238,000	Xerox Corp., 6.35%, 5/15/18^(a)	271,946

Thrifts & Mortgage Finance (0.0%):
365,000	Capital One Bank USA NA, Series BNKT, 2.15%, 11/21/18, Callable 10/21/18 @ 100(a)	363,679

Transportation Infrastructure (0.1%):
516,343	Delta Topco, Ltd., 10.00%, 11/24/60(a)(b)(c)	518,360

Wireless Telecommunication Services (0.1%):
985,000	AT&T, Inc., 2.38%, 11/27/18(a)	994,215

Total Corporate Bonds (Cost $17,925,328)		17,989,457

Foreign Bonds (10.0%):
Banks (0.2%):
610,000	Lloyds TSB Bank plc, Series E, 13.00%, 1/29/49, Callable 1/21/29 @ 100+(a)(e)	1,633,911

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bonds (9.8%):
$5,669,000	Australian Government, Series 122, 5.25%, 3/15/19+(a)	$5,446,722
10,292,000	Australian Government, Series 143, 2.75%, 10/21/19+(a)	8,901,450
13,847,000	Brazil Nota do Tesouro Nacional, Series NTNF, 10.00%, 1/1/21+(a)(f)	5,263,733
5,030,000	Brazil Nota do Tesouro Nacional, Series NTNF, 10.00%, 1/1/23+(a)(f)	1,876,682
187,000	Brazil Nota do Tesouro Nacional, Series NTNB, 0.00%, 8/15/24+(a)(f)	191,004
4,448,946	Bundesrepublik Deutschland, Series 2007, 4.25%, 7/4/17+(a)	6,285,485
8,488,000	Government of Poland, 5.75%, 10/25/21+(a)	3,051,361
8,844,000,000	Indonesia Government, Series FR69, 7.88%, 4/15/19+(a)	715,217
150,000,000	Japan Treasury Discount Bill, Series 475, 0.01%, 11/25/14+(a)(g)	1,367,851
80,000,000	Japan Treasury Discount Bill, Series 479, 0.02%, 12/15/14+(a)(g)	729,501
150,000,000	Japan Treasury Discount Bill, Series 482, 0.00%, 1/8/15+(a)(g)	1,367,741
80,000,000	Japan Treasury Discount Bill, Series 478, 0.01%, 3/10/15+(a)(g)	729,485
48,973,000	Mexican Bonos Desarr, 8.00%, 12/7/23+(a)(e)(h)	4,130,282
94,211,800	Mexican Bonos Desarr, Series M 20, 10.00%, 12/5/24+(a)(e)(h)	9,058,438
293,560,000	Mexican Cetes, Series BI, 0.00%, 10/16/14+(a)(h)	2,183,163
112,690,000	Mexican Cetes, Series BI, 0.00%, 11/13/14+(a)(h)	836,205
400,404,000	Mexican Cetes, Series BI, 0.00%, 12/11/14+(a)(h)	2,964,269
220,707,000	Mexican Cetes, Series BI, 0.00%, 1/22/15+(a)(h)	1,628,859
74,245,400	Mexican Cetes, Series BI, 0.00%, 2/5/15+(a)(h)	547,066
117,581,800	Mexican Cetes, Series BI, 0.00%, 2/19/15+(a)(h)	865,307
198,377,600	Mexican Cetes, Series BI, 0.00%, 3/5/15+(a)(h)	1,458,893
148,977,700	Mexican Cetes, Series BI, 0.00%, 3/19/15+(a)(h)	1,093,959
4,184,000	Nota do Tesouro Nacional, Series NTNB, 0.00%, 5/15/23+(a)(f)	4,337,130

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bonds, continued
$3,800,000	Nota do Tesouro Nacional, Series NTNF, 10.00%, 1/1/25+(a)(f)	$1,392,002
8,064,000	Poland Government Bond, Series 1020, 5.25%, 10/25/20+(a)	2,800,007
6,064,618	United Kingdom Treasury, 2.25%, 9/7/23+(a)	9,780,909

		79,002,721

Total Foreign Bonds (Cost $82,808,498)		80,636,632

Yankee Dollars (2.5%):
Banks (0.7%):
275,000	Banco Estado Chile, 2.03%, 4/2/15(a)	277,110
450,000	Banco Santander Chile SA, 2.11%, 6/7/18(a)(d)(e)	457,313
1,147,000	BNP Paribas SA, 2.40%, 12/12/18(a)	1,150,267
253,000	Export-Import Bank of Korea, 2.88%, 9/17/18(a)	258,334
1,275,000	HSBC Holdings plc, 6.38%, 12/29/49, Callable 9/17/24 @ 100^(a)(e)	1,273,405
221,000	Intesa Sanpaolo SpA, 3.88%, 1/16/18(a)	230,446
1,065,000	Intesa Sanpaolo SpA, 3.88%, 1/15/19(a)	1,104,856
200,000	Lloyds Bank plc, 2.30%, 11/27/18(a)	200,456
250,000	Rabobank Nederland, 3.95%, 11/9/22(a)	251,064
553,000	State Bank of India, 3.62%, 4/17/19(a)(d)	561,193
460,000	Sumitomo Mitsui Banking Corp., 2.45%, 1/10/19(a)	464,882
366,000	UBS AG Stamford CT, 2.38%, 8/14/19(a)	362,786

		6,592,112

Capital Markets (0.2%):
717,260	Dana Gas Sukuk, Ltd., 9.00%, 10/31/17, Callable 10/13/17 @ 103(a)(d)	659,879
1,098,330	Dana Gas Sukuk, Ltd., 7.00%, 10/31/17(a)(d)	1,010,464

		1,670,343

Diversified Financial Services (0.1%):
400,000	CSG Guernsey I, Ltd., Registered Shares, 7.88%, 2/24/41, Callable 8/24/16 @ 100(a)(d)(e)	424,000
400,000	Odebrecht Finance, Ltd., 4.38%, 4/25/25(a)(d)	376,000

		800,000

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Electric Utilities (0.0%):
$85,000	Empresa Distribuidora Y Comercializadora Norte SA, 9.75%, 10/25/22, Callable 10/25/18 @ 104.88(a)(d)	$62,050

Government (0.0%):
178,000	Provincia de Buenos Aires, 10.88%, 1/26/21(a)(d)	160,645

Industrial Conglomerates (0.2%):
400,000	Hutchison Whampoa International 11, Ltd., 3.50%, 1/13/17(a)(d)	418,735

Media (0.0%):
200,000	Unitymedia Hessen, 5.50%, 1/15/23, Callable 1/15/18 @ 103(a)(d)	202,000

Metals & Mining (0.0%):
193,000	FMG Resources August 2006, 6.00%, 4/1/17, Callable 4/1/15 @ 103^(a)(d)	194,448

Oil Gas & Consumable Fuels (0.0%):
229,000	Petrobras International Finance Co., 5.38%, 1/27/21(a)	231,478

Oil, Gas & Consumable Fuels (0.3%):
240,000	Bumi Investment Pte, Ltd., 10.75%, 10/6/17, Callable 10/6/14 @ 105.38(a)(d)	102,000
1,102,000	Petrobras Global Finance BV, 2.37%, 1/15/19(a)(e)	1,101,670
449,000	YPF SA, 8.88%, 12/19/18^(a)(d)	462,470
283,000	YPF SA, 8.75%, 4/4/24(a)(d)	288,660

		1,954,800

Paper & Forest Products (0.1%):
425,000	TFS Corp., Ltd., 11.00%, 7/15/18, Callable 7/15/15 @ 108(a)(d)	465,375

Real Estate Investment Trusts (REITs) (0.1%):
516,000	Trust F/1401, 5.25%, 12/15/24(a)(d)	536,640

Real Estate Management & Development (0.0%):
200,000	Sun Hung Kai Properties, Ltd., Series E, 4.50%, 2/14/22(a)(d)	210,530

Road & Rail (0.0%):
370,503	Inversiones Alsacia SA, 8.00%, 8/18/18, Callable 2/18/15 @ 104(a)(b)	259,352

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Road & Rail, continued
$173,000	Viterra, Inc., 5.95%, 8/1/20(a)(d)	$193,922

		453,274

Sovereign Bonds (0.6%):
758,000	Federal Republic of Brazil, 4.88%, 1/22/21(a)	805,754
1,583,590	Republic of Argentina, Series X, 7.00%, 4/17/17(a)	1,413,353
949,310	Republic of Argentina, 1.08%, 5/7/24(a)	856,278
1,028,000	Republic of Turkey, 6.75%, 4/3/18(a)	1,138,510

		4,213,895

Tobacco (0.0%):
375,000	B.A.T. International Finance plc, 2.13%, 6/7/17(a)(d)	381,097

Wireless Telecommunication Services (0.2%):
200,000	Colombia Telecomm SA Esp, 5.38%, 9/27/22, Callable 9/27/17 @ 102.69(a)(d)	201,000
464,000	Intelsat Jackson Holdings SA, 7.50%, 4/1/21, Callable 4/1/15 @ 103.75(a)	495,320
572,000	Telecom Italia SpA, 5.30%, 5/30/24(a)(d)	560,560

		1,256,880

Total Yankee Dollars (Cost $20,018,332)		19,804,302

U.S. Treasury Obligations (17.3%):
U.S. Treasury Bills (13.1%)
23,300,000	0.05%, 10/9/14(a)(g)	23,299,930
6,700,000	0.06%, 10/16/14(a)(g)	6,699,973
2,250,000	0.05%, 10/23/14(a)(g)	2,249,975
7,800,000	0.02%, 10/30/14(a)(g)	7,799,891
10,000,000	0.03%, 11/13/14(a)(g)	9,999,820
19,000,000	0.01%, 11/20/14(a)(g)	18,999,601
9,000,000	0.03%, 11/28/14(a)(g)	8,999,784
3,000,000	0.04%, 1/2/15(a)(g)	2,999,844
4,223,000	0.02%, 1/15/15(a)(g)	4,222,780
5,500,000	0.02%, 2/12/15(a)(g)	5,499,593
2,500,000	0.02%, 2/19/15(a)(g)	2,499,755
3,000,000	0.02%, 2/26/15(a)(g)	2,999,754
8,000,000	0.03%, 3/5/15(a)(g)	7,998,968
1,000,000	0.03%, 3/26/15(a)(g)	999,866
117,000	0.01%, 4/30/15(a)(g)	116,979

		105,386,513

U.S. Treasury Notes (4.2%)
1,940,000	0.25%, 1/15/15(a)(i)	1,941,137
3,885,000	0.25%, 3/31/15(a)	3,888,796
4,037,300	1.25%, 10/31/18(a)	3,986,834
5,175,000	1.63%, 7/31/19(a)	5,142,656
6,139,400	1.63%, 8/31/19(a)	6,097,192
5,597,500	2.25%, 4/30/21(a)	5,625,488
7,472,500	2.00%, 5/31/21(a)	7,386,103

		34,068,206

Total U.S. Treasury Obligations (Cost $139,558,066)		139,454,719

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Purchased Swaptions (0.1%):
Total Purchased Swaptions (Cost $1,220,592)		$488,277

Purchased Options (0.6%):
Total Purchased Options (Cost $8,683,930)		8,904,330

Exchange Traded Funds (0.8%):
4,500	ETFS Platinum Trust (i)	568,305
5,330	ETFS Physical Palladium Shares (i)	400,709
101,295	iShares Gold Trust (i)	1,185,152
37,838	SPDR Gold Trust (i)	4,397,154

Total Exchange Traded Fund (Cost $7,882,789)		6,551,320

Securities Held as Collateral for Securities on Loan (3.0%):
$24,087,330	Allianz Variable Insurance Products Securities Lending Collateral Trust (a)(j)	24,087,330

Total Securities Held as Collateral for Securities on Loan (Cost $24,087,330)		24,087,330

Unaffiliated Investment Companies (3.4%):
27,000,298	Goldman Sachs Financial Square Federal Fund, Institutional Shares, 0.00% (g)(k)	27,000,298
97,800	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (g)(i) (l)	97,800

Total Unaffiliated Investment Company (Cost $27,000,298)		27,000,298

Total Investment Securities (Cost $779,223,373)(m) - 101.5%		821,662,298
Net other assets (liabilities) - (1.5)%		(16,262,656)

Net Assets - 100.0%		$805,399,642

Percentages indicated are based on net assets as of September 30, 2014.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
JPY	-	Notional amount stated is in Japanese Yen.
MTN	-	Medium Term Note
SPDR	-	Standard & Poor’s Depository Receipts

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2014. The total value of securities on loan as of September 30, 2014, was $23,231,115.
+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.
(a)	These securities are held by the AZL BlackRock Global Allocation Fund (the “VIP Subsidiary”).
(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2014, these securities represent 1.00% of the net assets of the fund.
(c)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2014. The total of all such securities represent 0.90% of the net assets of the fund.
(d)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(e)	Variable rate security. The rate presented represents the rate in effect at September 30, 2014. The date presented represents the final maturity date.
(f)	Principal amount is stated in 1,000 Brazilian Real Units.
(g)	The rate represents the effective yield at September 30, 2014.
(h)	Principal amount is stated in 100 Mexican Peso Units.
(i)	All or a portion of these securities are held by the AZL Cayman Global Allocation Fund, Ltd. (the “Cayman Subsidiary”).
(j)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2014.
(k)	Security purchased with cash that was segregated to cover margin requirements for open futures contracts as of September 30, 2014.
(l)	All or a portion of these securities are held by the VIP Subsidiary.
(m)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Amounts shown as “—” are either $0 or round to less than $1.

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2014:

Country	Percentage
	—%
Argentina	0.4%
Australia	2.1%
Belgium	—	%NM
Bermuda	0.1%
Brazil	2.3%
Canada	1.9%
Cayman Islands	0.4%
Chile	0.1%
China	0.3%
Colombia	—	%NM
Cyprus	—%
Denmark	—	%NM
European Community	0.2%
France	3.4%
Germany	2.4%
Guernsey	0.1%
Hong Kong	1.2%
India	0.5%
Indonesia	0.2%
Ireland (Republic of)	0.4%
Israel	—	%NM
Italy	0.7%
Japan	10.2%
Jersey	0.2%
Kazakhstan	0.1%
Korea, Republic Of	0.3%
Luxembourg	0.2%
Malaysia	0.3%
Mexico	3.5%
Netherlands	2.3%
Norway	0.2%
Poland	0.7%
Portugal	—	%NM
Republic of Korea (South)	0.2%
Russian Federation	—	%NM
Singapore	1.0%
South Africa	0.1%
Spain	0.4%
Sweden	0.4%
Switzerland	2.0%
Taiwan	0.1%
Thailand	0.1%
Turkey	0.1%
United Arab Emirates	0.1%
United Kingdom	4.9%
United States	55.9%

	100.0%

NM    Not meaningful, amount is less than 0.05%.

Continued

AZL MVP BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Securities Sold Short (0.0%):(a)

Security Description	Proceeds Received	Fair Value	Unrealized Appreciation/ Deprecation
Campbell Soup Co.	$(152,034)	$(149,982)	$2,052
General Mills, Inc.	(152,931)	(144,892)	8,039
Kellogg Co.	(153,098)	(147,594)	5,504

	$(458,063)	$(442,468)	$15,595

Futures Contracts

Cash of $13,453,797 has been segregated to cover margin requirements for the following open contracts as of September 30, 2014:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index December Futures (U.S. Dollar)(a)	Short	12/19/14	(26)	$(2,851,160)	$104,296
E-Mini MSCI Emerging Markets Index December Futures (U.S. Dollar)(a)	Short	12/19/14	(116)	(5,815,660)	366,068
S&P 500 Index E-Mini December Futures (U.S. Dollar)(a)	Short	12/19/14	(440)	(43,241,000)	411,269
ASX SPI 200 Index December Futures (Australian Dollar)(a)	Long	12/18/14	1	115,619	(2,523)
FTSE 100 Index December Futures (British Pounds)(a)	Long	12/19/14	2	214,138	(5,553)
Tokyo Price Index December Futures (Japanese Yen)(a)	Long	12/11/14	4	483,859	10,410
S&P/Toronto Stock Exchange 60 Index December Futures (Canadian Dollar)(a)	Long	12/18/14	1	153,813	(6,057)
CAC 40 10 Euro December Futures (Euro)(a)	Long	10/17/14	3	167,233	(639)
U.S. Treasury 10-Year Note December Futures (U.S. Dollar)	Long	12/19/14	130	16,203,281	(151,893)
NIKKEI 225 Index December Futures (Japanese Yen)(a)	Long	12/11/14	2	147,729	4,341
German Stock Index December Futures (Euro)(a)	Long	12/19/14	5	1,498,191	(34,261)
S&P 500 Index E-Mini December Futures (U.S. Dollar)	Long	12/19/14	246	24,175,650	(262,543)

Total					$432,915

Option Contracts(a)

Over-the-counter options purchased as of September 30, 2014 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Fair Value
Abbvie, Inc.	Barclays Bank	Call	USD	55.00	06/19/15	36,800	$211,519
ACE, Ltd.	Goldman Sachs	Call	USD	95.00	01/16/15	31,614	338,298
Aetna, Inc.	Goldman Sachs	Call	USD	80.00	06/19/15	30,000	200,420
Anadarko Petroleum Corp.	Deutsche Bank	Call	USD	115.00	05/15/15	33,764	164,233
Anadarko Petroleum Corp.	Morgan Stanley	Call	USD	115.00	05/15/15	6,606	32,133
Anadarko Petroleum Corp.	Barclays Bank	Call	USD	115.00	05/15/15	12,478	60,695
Anadarko Petroleum Corp.	Citigroup Global Markets	Call	USD	115.00	05/15/15	20,552	99,968
Apache Corp.	Citigroup Global Markets	Call	USD	110.00	01/16/15	10,800	5,825
Bank of America Corp.	Goldman Sachs	Call	USD	20.00	01/15/16	58,700	51,506
CBOE SPX Volatility Index	Credit Suisse First Boston	Call	USD	15.00	10/22/14	22,101	46,561
Citigroup, Inc.	Goldman Sachs	Call	USD	70.00	01/15/16	40,400	43,619
Coach, Inc.	Bank of America	Call	USD	60.00	02/20/15	13,282	117
Cobalt International Energy, Inc.	Deutsche Bank	Call	USD	15.00	01/15/16	45,488	87,642
Cobalt International Energy, Inc.	Goldman Sachs	Call	USD	15.00	01/15/16	31,841	61,348
Coca-Cola Co. (The)	Deutsche Bank	Call	USD	45.00	01/16/15	130,514	57,939
Delphi Automotive PLC	Morgan Stanley	Call	USD	72.50	01/16/15	1,900	522

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Devon Energy Corp.	Barclays Bank	Call	USD	75.00	04/17/15	14,653	$29,958
Devon Energy Corp.	Citigroup Global Markets	Call	USD	75.00	04/17/15	14,652	29,956
Electronic Arts, Inc.	Citigroup Global Markets	Call	USD	37.00	01/16/15	28,200	51,139
EOG Resources, Inc.	Credit Suisse First Boston	Call	USD	120.00	10/17/14	19,952	216
Equities Corp.	Deutsche Bank	Call	USD	100.00	03/20/15	11,550	34,770
Equities Corp.	Citigroup Global Markets	Call	USD	100.00	03/20/15	9,167	27,596
Euro Stoxx 50 Index	Goldman Sachs	Call	EUR	3500.00	03/16/18	424	122,985
Euro Stoxx 50 Index	Morgan Stanley	Call	EUR	3450.00	03/20/17	495	123,211
Euro Stoxx 50 Index	UBS Warburg	Call	EUR	3600.00	06/15/18	206	52,054
Euro Stoxx 50 Index	Citigroup Global Markets	Call	EUR	3500.00	06/16/17	462	102,492
Euro Stoxx 50 Index	Bank of America	Call	EUR	3600.00	09/15/17	477	101,594
Euro Stoxx 50 Index	Deutsche Bank	Call	EUR	3426.55	09/21/18	225	74,880
Euro Stoxx 50 Index	Barclays Bank	Call	EUR	3500.00	12/15/17	488	131,575
Euro Stoxx 50 Index	Goldman Sachs	Call	EUR	3293.01	12/16/16	1,161	340,131
Euro Stoxx 50 Index	JPMorgan Chase	Call	EUR	3325.00	12/18/15	515	99,927
Goldman Sachs Group, Inc.	Deutsche Bank	Call	USD	220.00	01/15/16	5,500	20,938
Google, Inc.	Deutsche Bank	Call	USD	600.00	01/16/15	1,437	25,544
Hewlett Packard Co.	Morgan Stanley	Call	USD	38.50	11/21/14	3,499	1,135
Humana, Inc.	Goldman Sachs	Call	USD	125.00	06/19/15	18,048	252,138
Johnson & Johnson	Deutsche Bank	Call	USD	105.00	02/20/15	75,400	328,755
JPMorgan Chase & Co.	Goldman Sachs	Call	USD	75.00	01/15/16	36,700	37,114
Marathon Petroleum Corp.	Deutsche Bank	Call	USD	90.00	04/17/15	18,314	80,987
Marathon Petroleum Corp.	Citigroup Global Markets	Call	USD	90.00	04/17/15	18,314	80,987
Marathon Petroleum Corp.	Morgan Stanley	Call	USD	90.00	04/17/15	7,326	32,397
Marathon Petroleum Corp.	Goldman Sachs	Call	USD	100.00	04/17/15	18,250	34,197
Merck & Co., Inc.	Deutsche Bank	Call	USD	55.00	01/16/15	63,118	318,825
MetLife, Inc.	Goldman Sachs	Call	USD	50.00	01/16/15	59,096	280,989
Mylan, Inc.	Bank of America	Call	USD	47.00	01/16/15	18,200	38,449
Mylan, Inc.	Deutsche Bank	Call	USD	47.00	01/16/15	18,200	38,449
Mylan, Inc.	Goldman Sachs	Call	USD	55.00	01/16/15	18,200	6,367
Nikkei 225 Index	Citigroup Global Markets	Call	JPY	16500.00	03/13/15	14,732	126,804
Nikkei 225 Index	Citigroup Global Markets	Call	JPY	16500.00	03/13/15	14,728	81,131
Oceaneering International, Inc.	Deutsche Bank	Call	USD	70.00	01/16/15	11,025	21,389
Oracle Corp.	Deutsche Bank	Call	USD	42.00	01/16/15	65,257	24,887
PFE U.S.	Citigroup Global Markets	Call	USD	32.50	01/16/15	68,164	12,792
Phillips 66	Deutsche Bank	Call	USD	85.00	05/15/15	7,350	31,605
Phillips 66	Citigroup Global Markets	Call	USD	85.00	05/15/15	18,374	82,683
Phillips 66	UBS Warburg	Call	USD	85.00	05/15/15	7,349	31,674
Prudential Financial, Inc.	Citigroup Global Markets	Call	USD	87.50	01/16/15	45,138	185,062
Siemens AG	Deutsche Bank	Call	USD	150.00	01/16/15	18,114	2,504

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

SPDR Gold Shares(b)	JPMorgan Chase	Call	USD	133.44	03/20/15	9,230	$7,163
SPDR Gold Trust(b)	JPMorgan Chase	Call	USD	130.56	12/31/14	10,383	3,894
Stoxx Europe 600 Index	Credit Suisse First Boston	Call	EUR	355.61	03/17/17	4,134	124,774
Stoxx Europe 600 Index	JPMorgan Chase	Call	EUR	372.06	09/15/17	3,057	78,439
Stoxx Europe 600 Index	JPMorgan Chase	Call	EUR	348.12	09/16/16	4,376	127,812
Stoxx Europe 600 Index	Credit Suisse First Boston	Call	EUR	347.97	12/16/16	3,668	115,354
Tesoro Corp.	Goldman Sachs	Call	USD	65.00	05/15/15	14,700	64,249
Topix Index	Morgan Stanley	Call	JPY	1350.00	03/13/15	212,691	90,661
Topix Index	Goldman Sachs	Call	JPY	1288.50	06/12/15	261,314	220,663
Topix Index	Morgan Stanley	Call	JPY	1346.16	06/12/15	139,308	81,551
Topix Index	Bank of America	Call	JPY	1344.04	09/11/15	146,667	106,870
Topix Index	BNP Paribas	Call	JPY	1357.29	09/11/15	117,540	79,787
Topix Index	Bank of America	Call	JPY	1314.84	12/11/15	247,207	232,491
Topix Index	Citigroup Global Markets	Call	JPY	1325.00	12/11/15	258,942	232,601
Topix JP Equity	UBS Warburg	Call	JPY	1240.60	12/12/14	173,716	153,383
Visa, Inc.	Deutsche Bank	Call	USD	220.00	01/16/15	9,600	48,960
Wells Fargo & Co.	Goldman Sachs	Call	USD	60.00	01/15/16	18,400	21,815
BM&F Bovespa SA	JPMorgan Chase	Put	USD	55853.04	02/18/15	32	127,306
Euro Stoxx 50 Index	Credit Suisse First Boston	Put	EUR	3194.78	10/17/14	873	36,297
IBOV BC	Morgan Stanley	Put	USD	55443.54	02/18/15	32	120,832
MSCI Emerging Markets Index	Bank of America	Put	USD	1042.00	12/19/14	1,708	87,307
Russell 2000 Index	Credit Suisse First Boston	Put	USD	1109.21	10/17/14	3,250	72,085
Russell 2000 Index	Bank of America	Put	USD	1100.00	11/21/14	3,223	106,921
Russell 2000 Index	JPMorgan Chase	Put	USD	1115.00	11/21/14	3,309	132,675
Russell 2000 Index	BNP Paribas	Put	USD	1135.00	11/21/14	3,488	178,425
S&P 500 Index	UBS Warburg	Put	USD	1950.00	10/17/14	1,322	21,251
S&P 500 Index	Morgan Stanley	Put	USD	1970.00	10/17/14	2,609	59,196
S&P 500 Index	Goldman Sachs	Put	USD	1975.00	10/17/14	1,908	47,358
S&P 500 Index	Morgan Stanley	Put	USD	1965.00	11/21/14	1,613	64,289
Transocean, Ltd.	Deutsche Bank	Put	USD	36.00	01/16/15	11,744	62,305
Transocean, Ltd.	Goldman Sachs	Put	USD	37.00	01/16/15	35,100	216,637
Transocean, Ltd.	Bank of America	Put	USD	38.00	01/16/15	21,131	149,478
Transocean, Ltd.	Citigroup Global Markets	Put	USD	35.00	02/20/15	29,981	151,833

Total							$8,387,293

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Over-the-counter options written as of September 30, 2014 were as follows:(a)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Fair Value
Abbvie, Inc.	Barclays Bank	Call	USD	65.00	06/19/15	36,800	$(61,610)
ACE, Ltd.	Goldman Sachs	Call	USD	110.00	01/16/15	31,614	(41,513)
Aetna, Inc.	Goldman Sachs	Call	USD	90.00	06/19/15	30,000	(79,855)
BM&F Bovespa SA	JPMorgan Chase	Call	USD	66572.31	02/18/15	32	(15,376)
CBOE SPX Volatility Index	Credit Suisse First Boston	Call	USD	25.00	10/22/14	22,101	(5,589)
Cimarex Energy Co.	JPMorgan Chase	Call	USD	130.00	03/20/15	3,655	(33,501)
Delphi Automotive PLC	Morgan Stanley	Call	USD	82.50	01/16/15	1,900	(120)
Diamondback Energy, Inc.	Credit Suisse First Boston	Call	USD	75.00	01/16/15	3,665	(21,168)
Euro Stoxx 50 Index	Credit Suisse First Boston	Call	EUR	3373.17	10/17/14	873	(3,221)
Humana, Inc.	Goldman Sachs	Call	USD	155.00	06/19/15	18,048	(57,477)
IBOV BC	Morgan Stanley	Call	USD	65937.40	02/18/15	32	(17,748)
Marathon Petroleum Corp.	Deutsche Bank	Call	USD	100.00	04/17/15	18,250	(34,197)
MetLife, Inc.	Goldman Sachs	Call	USD	60.00	01/16/15	59,096	(34,695)
MSCI Emerging Markets Index	Bank of America	Call	USD	1126.63	12/19/14	1,708	(1,684)
Mylan, Inc.	Bank of America	Call	USD	55.00	01/16/15	18,200	(6,367)
Nikkei 225 Index	Citigroup Global Markets	Call	JPY	18000.00	03/13/15	14,732	(26,559)
Nikkei 225 Index	Citigroup Global Markets	Call	JPY	18000.00	03/13/15	14,728	(26,552)
Prudential Financial, Inc.	Citigroup Global Markets	Call	USD	97.50	01/16/15	45,138	(33,293)
Russell 2000 Index	Credit Suisse First Boston	Call	USD	1194.10	10/17/14	3,250	(149)
Russell 2000 Index	Bank of America	Call	USD	1170.00	11/21/14	3,223	(17,529)
Russell 2000 Index	JPMorgan Chase	Call	USD	1180.00	11/21/14	3,309	(12,355)
Russell 2000 Index	BNP Paribas	Call	USD	1230.00	11/21/14	3,488	(1,521)
S&P 500 Index	UBS Warburg	Call	USD	2029.24	10/17/14	1,322	(3,984)
Topix Index	Goldman Sachs	Call	JPY	1490.61	06/12/15	261,314	(55,385)
Topix Index	Bank of America	Call	JPY	1635.04	09/11/15	146,667	(20,935)
Topix Index	BNP Paribas	Call	JPY	1660.07	09/11/15	117,540	(14,529)
Topix Index	Citigroup Global Markets	Call	JPY	1600.00	12/11/15	258,942	(64,296)
Topix Index	Bank of America	Call	JPY	1627.28	12/11/15	247,207	(53,962)
Topix JP Equity	UBS Warburg	Call	JPY	1410.88	12/12/14	173,716	(13,875)
Anadarko Petroleum Corp.	Citigroup Global Markets	Put	USD	110.00	01/16/15	14,662	(192,741)
Anadarko Petroleum Corp.	Deutsche Bank	Put	USD	110.00	01/16/15	16,500	(216,903)
Apache Corp.	Citigroup Global Markets	Put	USD	100.00	01/16/15	7,200	(62,664)
BM&F Bovespa SA	JPMorgan Chase	Put	USD	51903.83	02/18/15	32	(74,392)
Coach, Inc.	Bank of America	Put	USD	42.50	02/20/15	13,282	(101,480)
CONSOL Energy, Inc.	Goldman Sachs	Put	USD	38.00	04/17/15	18,350	(58,480)
CONSOL Energy, Inc.	Barclays Bank	Put	USD	38.00	04/17/15	18,350	(58,480)
CONSOL Energy, Inc.	UBS Warburg	Put	USD	39.00	04/17/15	29,252	(109,253)
Delphi Automotive PLC	Morgan Stanley	Put	USD	65.00	01/16/15	1,900	(9,630)
Diamondback Energy, Inc.	Citigroup Global Markets	Put	USD	72.50	01/16/15	3,670	(19,863)
EOG Resources, Inc.	Barclays Bank	Put	USD	100.00	04/17/15	7,310	(65,905)
Euro Stoxx 50 Index	Deutsche Bank	Put	EUR	2586.07	09/21/18	225	(92,993)

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Euro Stoxx 50 Index	Credit Suisse First Boston	Put	EUR	2967.74	10/17/14	873	$(4,523)
Gulfport Energy Corp.	Deutsche Bank	Put	USD	60.00	01/16/15	20,900	(190,445)
Hess Corp.	Citigroup Global Markets	Put	USD	95.00	01/16/15	7,350	(35,243)
Hewlett Packard Co.	Morgan Stanley	Put	USD	35.50	11/21/14	3,499	(4,522)
IBOV BC	Morgan Stanley	Put	USD	50617.48	02/18/15	32	(61,436)
Marathon Petroleum Corp.	Citigroup Global Markets	Put	USD	90.00	01/16/15	7,315	(62,164)
Marathon Petroleum Corp.	Goldman Sachs	Put	USD	90.00	01/16/15	14,500	(123,222)
MSCI Emerging Markets Index	Bank of America	Put	USD	967.95	12/19/14	1,708	(32,838)
Nikkei 225 Index	Citigroup Global Markets	Put	JPY	14250.00	03/13/15	14,732	(22,967)
Nikkei 225 Index	Citigroup Global Markets	Put	JPY	14250.00	03/13/15	14,728	(22,961)
Oasis Petroleum, Inc.	Citigroup Global Markets	Put	USD	41.00	02/20/15	18,338	(60,353)
Oasis Petroleum, Inc.	Barclays Bank	Put	USD	44.00	02/20/15	7,340	(36,997)
Oasis Petroleum, Inc.	Deutsche Bank	Put	USD	44.00	02/20/15	7,340	(36,997)
Ocean RIG UDW, Inc.	Goldman Sachs	Put	USD	17.50	12/19/14	17,702	(38,158)
PFE U.S.	Citigroup Global Markets	Put	USD	28.00	01/16/15	68,164	(36,448)
Phillips 66	Citigroup Global Markets	Put	USD	85.00	01/16/15	11,300	(72,497)
Phillips 66	Barclays Bank	Put	USD	85.00	01/16/15	7,122	(45,692)
Phillips 66	UBS Warburg	Put	USD	85.00	01/16/15	3,528	(22,634)
Phillips 66	Goldman Sachs	Put	USD	90.00	01/16/15	3,521	(36,092)
Russell 2000 Index	Credit Suisse First Boston	Put	USD	1018.67	10/17/14	3,250	(7,303)
Russell 2000 Index	Bank of America	Put	USD	1020.00	11/21/14	3,223	(36,284)
Russell 2000 Index	JPMorgan Chase	Put	USD	1040.00	11/21/14	3,309	(49,173)
Russell 2000 Index	BNP Paribas	Put	USD	1070.00	11/21/14	3,488	(78,007)
S&P 500 Index	UBS Warburg	Put	USD	1850.00	10/17/14	1,322	(5,467)
S&P 500 Index	Morgan Stanley	Put	USD	1870.00	10/17/14	2,609	(14,072)
S&P 500 Index	Goldman Sachs	Put	USD	1875.00	10/17/14	1,908	(10,970)
S&P 500 Index	Morgan Stanley	Put	USD	1825.00	11/21/14	1,613	(19,612)
Talisman Energy, Inc.	Citigroup Global Markets	Put	USD	10.00	04/17/15	36,677	(42,370)
Topix Index	Morgan Stanley	Put	JPY	1195.00	03/13/15	212,691	(35,581)
Topix Index	Goldman Sachs	Put	JPY	1136.91	06/12/15	261,314	(49,064)
Topix Index	Morgan Stanley	Put	JPY	1187.78	06/12/15	139,308	(38,645)
Topix Index	BNP Paribas	Put	JPY	1161.53	09/11/15	117,540	(37,707)
Topix Index	Bank of America	Put	JPY	1174.41	09/11/15	146,667	(51,218)
Topix Index	Citigroup Global Markets	Put	JPY	1170.00	12/11/15	258,942	(113,872)
Topix Index	Bank of America	Put	JPY	1171.64	12/11/15	247,207	(109,765)
Topix JP Equity	UBS Warburg	Put	JPY	1094.65	12/12/14	173,716	(2,660)
Transocean, Ltd.	Goldman Sachs	Put	USD	32.00	01/16/15	14,699	(31,603)
Transocean, Ltd.	Goldman Sachs	Put	USD	38.00	01/16/15	21,131	(149,478)

Total							$(3,650,869)

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Exchange-traded options purchased as of September 30, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Fair Value
Coca-Cola Co. (The)(a)	Call	USD	45.00	01/16/15	167	$8,183
Merck & Co., Inc.(a)	Call	USD	55.00	01/16/15	118	60,475
MetLife, Inc.(a)	Call	USD	50.00	01/16/15	74	36,075
Oracle Corp.(a)	Call	USD	42.00	01/16/15	95	3,753
Prudential Financial, Inc.(a)	Call	USD	82.50	01/16/15	34	25,415
Prudential Financial, Inc.(a)	Call	USD	87.50	01/16/15	19	8,170
SPDR Gold Shares(b)	Call	USD	135.00	06/19/15	146	20,002
SPDR Gold Shares(b)	Call	USD	130.00	12/19/14	346	10,380

Total						$172,453

Exchange-traded options written as of September 30, 2014 were as follows:(a)
Description	Put/ Call	Strike Price		Expiration Date	Contracts	Fair Value
Lululemon Athletica, Inc.	Call	USD	42.50	12/19/14	43	$(11,890)
Tenet Healtchare Corp.	Call	USD	49.00	11/21/14	69	(78,660)
Ocean RIG UDW, Inc.	Put	USD	15.00	03/20/15	39	(6,045)

Total						$(96,595)

Purchased Currency Options(a)

At September 30, 2014, the Fund’s open options contracts were as follows:

Description	Counterparty	Strike Price	Expiration Date	Contracts	Fair Value
Japanese Yen Call Currency Option (USD/JPY)	Morgan Stanley	106.72	09/15/15	36,566	$170,022
Japanese Yen Put Currency Option (USD/JPY)	JPMorgan Chase	106.50	09/14/15	36,565	174,562

Total					$344,584

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Over-the-counter interest rate swaptions purchased as of September 30, 2014 were as follows:(a)

Description	Counterparty	Put/ Call	Exercise Rate		Expiration Date	Notional Amount	Market Value
1-Year Interest Rate, Pay 6-Month RTR LIBOR	Bank of America	Call	USD	1.45	03/13/15	3,675	$31,316
1-Year Interest Rate, Pay 6-Month USD LIBOR	Deutsche Bank	Call	USD	1.42	02/12/15	3,679	31,203
1-Year Interest Rate, Pay 6-Month USD LIBOR	Deutsche Bank	Call	USD	1.41	02/20/15	3,694	28,534
1-Year Interest Rate, Pay 6-Month USD LIBOR	Deutsche Bank	Call	USD	1.62	03/12/15	3,717	54,478
1-Year Interest Rate, Pay 6-Month USD LIBOR	Deutsche Bank	Call	USD	1.50	04/14/15	3,684	32,720
5-Year Interest Rate, Pay 6- Month USD LIBOR	Goldman Sachs	Call	USD	1.93	01/15/15	1,110	36,748
5-Year Interest Rate, Pay 6- Month USD LIBOR	Deutsche Bank	Call	USD	2.00	02/17/15	1,530	72,686
5-Year Interest Rate, Pay 6- Month USD LIBOR	Goldman Sachs	Call	USD	1.75	11/17/14	5,974	33,403
5-Year Interest Rate, Pay 6- Month USD LIBOR	Deutsche Bank	Call	USD	1.89	12/15/14	5,220	124,294
10-Year Interest Rate, Pay 6-Month JPY LIBOR	Goldman Sachs	Put	JPY	1.35	01/25/16	30,000	12,546
10-Year Interest Rate, Pay 6-Month JPY LIBOR	Goldman Sachs	Put	JPY	1.35	01/25/16	13,882	5,806
10-Year Interest Rate, Pay 6-Month JPY LIBOR	Deutsche Bank	Put	JPY	1.25	08/01/16	1,937,700	16,869
5-Year Interest Rate, Pay 6-Month JPY LIBOR	Deutsche Bank	Put	JPY	1.07	04/04/18	1,006,980	7,674

Total							$488,277

Over-the-counter interest rate swaptions written as of September 30, 2014 were as follows:(a)

Description	Counterparty	Put/ Call	Exercise Rate		Expiration Date	Notional Amount	Market Value
5-Year Interest Rate, Pay 6- Month USD LIBOR	Deutsche Bank	Call	USD	1.75	02/17/15	1,530	$(23,172)

Total							$(23,172)

Forward Currency Contracts(a)

At September 30, 2014, the Fund’s open forward currency contracts were as follows:

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Short Contracts:
Australian Dollar	Morgan Stanley	10/31/14	2,168,000	$1,914,539	$1,893,451	$21,088
Australian Dollar	Deutsche Bank	11/14/14	2,140,754	1,927,000	1,867,846	59,154
Australian Dollar	Deutsche Bank	11/21/14	2,127,401	1,925,000	1,855,295	69,705
Brazilian Real	Deutsche Bank	10/3/14	3,323,812	1,440,438	1,356,894	83,544
Brazilian Real	Credit Suisse First Boston	10/10/14	1,880,853	767,000	766,310	690
Brazilian Real	Deutsche Bank	10/10/14	1,737,504	763,000	707,906	55,094
Brazilian Real	BNP Paribas	10/17/14	1,886,529	767,000	767,100	(100)
Brazilian Real	BNP Paribas	10/17/14	1,271,303	517,000	516,937	63
Brazilian Real	BNP Paribas	10/17/14	1,885,056	767,000	766,501	499
Brazilian Real	UBS Warburg	10/17/14	1,805,682	771,000	734,226	36,774
Brazilian Real	Morgan Stanley	10/30/14	4,683,262	1,926,000	1,897,286	28,714
Brazilian Real	Credit Suisse First Boston	11/6/14	1,871,238	774,000	756,642	17,358
Brazilian Real	Deutsche Bank	11/6/14	935,472	387,000	378,261	8,739
Brazilian Real	JPMorgan Chase	11/6/14	938,839	387,000	379,623	7,377
Brazilian Real	BNP Paribas	11/7/14	938,885	387,000	379,538	7,462
Brazilian Real	UBS Warburg	11/20/14	1,797,257	770,000	723,969	46,031
Brazilian Real	Credit Suisse First Boston	11/21/14	1,906,279	767,000	767,676	(676)
Brazilian Real	Credit Suisse First Boston	11/21/14	367,632	148,000	148,049	(49)
Brazilian Real	Credit Suisse First Boston	12/19/14	3,512,412	1,400,092	1,404,048	(3,956)

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Chilean Peso	Morgan Stanley	8/24/15	458,662,190	$763,000	$746,890	$16,110
Chilean Peso	UBS Warburg	8/26/15	460,660,910	766,000	750,031	15,969
Chilean Peso	JPMorgan Chase	9/15/15	468,006,000	770,000	760,834	9,166
Chinese Renminbi	Deutsche Bank	1/30/15	8,202,461	1,338,000	1,323,595	14,405
Chinese Renminbi	Deutsche Bank	1/30/15	2,043,746	334,000	329,790	4,210
Chinese Renminbi	JPMorgan Chase	1/30/15	4,087,158	668,000	659,527	8,473
European Euro	Credit Suisse First Boston	10/2/14	752,400	1,005,410	950,204	55,206
European Euro	Deutsche Bank	10/2/14	779,800	1,041,821	984,807	57,014
European Euro	UBS Warburg	10/2/14	1,243,200	1,661,984	1,570,034	91,950
European Euro	Credit Suisse First Boston	10/3/14	1,317,000	1,762,488	1,663,269	99,219
European Euro	JPMorgan Chase	10/3/14	1,337,300	1,789,785	1,688,907	100,878
European Euro	Credit Suisse First Boston	10/9/14	1,339,600	1,784,361	1,691,880	92,481
European Euro	Deutsche Bank	10/9/14	1,360,300	1,812,192	1,718,023	94,169
European Euro	Goldman Sachs	10/10/14	1,321,600	1,755,904	1,669,158	86,746
European Euro	UBS Warburg	10/10/14	1,284,600	1,706,732	1,622,427	84,305
European Euro	Brown Brothers Harriman	10/20/14	302,600	384,092	382,204	1,888
European Euro	BNP Paribas	10/23/14	1,285,000	1,697,087	1,623,075	74,012
European Euro	Deutsche Bank	10/23/14	1,339,800	1,768,791	1,692,292	76,499
European Euro	Deutsche Bank	10/24/14	2,304,300	3,040,996	2,910,565	130,431
European Euro	BNP Paribas	10/30/14	1,498,000	1,926,248	1,892,203	34,045
European Euro	UBS Warburg	10/30/14	1,495,000	1,925,433	1,888,413	37,020
European Euro	JPMorgan Chase	11/7/14	1,347,000	1,721,911	1,701,564	20,347
European Euro	Deutsche Bank	11/13/14	528,100	681,698	667,138	14,560
European Euro	Goldman Sachs	11/14/14	1,150,900	1,487,469	1,453,918	33,551
European Euro	Deutsche Bank	12/11/14	1,876,200	2,412,427	2,370,664	41,763
European Euro	Morgan Stanley	12/11/14	1,337,600	1,720,287	1,690,118	30,169
European Euro	Credit Suisse First Boston	12/18/14	813,400	1,027,869	1,027,825	44
European Euro	Deutsche Bank	12/18/14	840,800	1,062,073	1,062,448	(375)
European Euro	UBS Warburg	12/18/14	1,334,300	1,686,529	1,686,043	486
Japanese Yen	HSBC Bank	10/2/14	155,079,960	1,516,999	1,414,189	102,810
Japanese Yen	Morgan Stanley	10/3/14	188,602,140	1,841,485	1,719,921	121,564
Japanese Yen	Credit Suisse First Boston	10/9/14	149,504,150	1,454,108	1,363,437	90,671
Japanese Yen	JPMorgan Chase	10/10/14	314,738,755	3,046,960	2,870,354	176,606
Japanese Yen	BNP Paribas	10/23/14	179,442,194	1,727,066	1,636,640	90,426
Japanese Yen	UBS Warburg	10/23/14	187,593,312	1,805,170	1,710,984	94,186
Japanese Yen	BNP Paribas	10/24/14	117,039,317	1,113,974	1,067,490	46,484
Japanese Yen	JPMorgan Chase	10/24/14	205,876,825	1,925,000	1,877,757	47,243
Japanese Yen	Credit Suisse First Boston	10/31/14	274,985,900	2,623,911	2,508,218	115,693
Japanese Yen	JPMorgan Chase	10/31/14	194,126,351	1,851,865	1,770,677	81,188
Japanese Yen	UBS Warburg	11/7/14	157,227,800	1,444,445	1,434,180	10,265
Japanese Yen	Deutsche Bank	11/13/14	154,375,325	1,454,286	1,408,215	46,071
Japanese Yen	Goldman Sachs	11/13/14	153,515,670	1,446,596	1,400,373	46,223
Japanese Yen	Deutsche Bank	11/14/14	159,548,882	1,480,516	1,455,418	25,098
Japanese Yen	JPMorgan Chase	11/14/14	153,837,060	1,442,996	1,403,314	39,682
Japanese Yen	Credit Suisse First Boston	11/20/14	82,763,425	773,186	755,004	18,182
Japanese Yen	UBS Warburg	11/20/14	123,336,675	1,155,000	1,125,131	29,869
Japanese Yen	BNP Paribas	11/21/14	152,487,627	1,424,490	1,391,067	33,423
Japanese Yen	JPMorgan Chase	11/21/14	241,106,288	2,253,330	2,199,491	53,839
Japanese Yen	BNP Paribas	11/25/14	150,000,000	1,399,293	1,368,409	30,884
Japanese Yen	BNP Paribas	12/4/14	194,175,131	1,806,280	1,771,640	34,640
Japanese Yen	Morgan Stanley	12/4/14	231,276,200	2,151,246	2,110,147	41,099
Japanese Yen	Credit Suisse First Boston	12/5/14	83,827,000	771,341	764,847	6,494
Japanese Yen	Credit Suisse First Boston	12/11/14	140,851,348	1,294,935	1,285,307	9,628
Japanese Yen	HSBC Bank	12/11/14	185,678,778	1,706,450	1,694,369	12,081
Japanese Yen	Morgan Stanley	12/15/14	80,000,000	749,039	730,083	18,956
Japanese Yen	HSBC Bank	12/18/14	163,526,060	1,492,108	1,492,440	(332)
Japanese Yen	Credit Suisse First Boston	1/8/15	150,000,000	1,373,626	1,369,441	4,185
Japanese Yen	HSBC Bank	3/10/15	80,000,000	750,089	730,795	19,294
Mexican Peso	Credit Suisse First Boston	10/16/14	29,356,000	2,226,047	2,183,644	42,403
Mexican Peso	BNP Paribas	11/13/14	25,663,767	1,927,000	1,905,491	21,509
Mexican Peso	Deutsche Bank	11/13/14	11,269,000	861,907	836,704	25,203
Mexican Peso	UBS Warburg	11/21/14	25,565,579	1,925,000	1,897,224	27,776
Mexican Peso	BNP Paribas	12/11/14	27,540,400	2,093,436	2,041,211	52,225

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Mexican Peso	Morgan Stanley	12/11/14	12,500,000	$950,715	$926,462	$24,253
Mexican Peso	BNP Paribas	1/22/15	22,070,700	1,661,387	1,631,172	30,215
Mexican Peso	Credit Suisse First Boston	2/5/15	7,424,540	555,127	548,169	6,958
Mexican Peso	Deutsche Bank	2/19/15	11,758,180	879,675	867,253	12,422
Mexican Peso	HSBC Bank	3/5/15	19,837,760	1,485,808	1,461,701	24,107
Mexican Peso	HSBC Bank	3/19/15	14,897,770	1,107,624	1,096,597	11,027
Polish Zloty	JPMorgan Chase	10/24/14	2,485,049	772,000	749,897	22,103
Swiss Franc	HSBC Bank	10/3/14	1,605,414	1,755,885	1,681,992	73,893

				$123,485,057	$119,902,259	$3,582,798

Long Contracts:
Brazilian Real	Deutsche Bank	10/10/14	1,737,504	$705,041	$707,906	$2,865
Brazilian Real	UBS Warburg	10/17/14	1,805,682	768,637	734,226	(34,411)
British Pound	Brown Brothers Harriman	10/20/14	131,400	214,788	212,948	(1,840)
British Pound	Brown Brothers Harriman	10/20/14	284,300	464,720	460,738	(3,982)
British Pound	HSBC Bank	10/30/14	444,000	722,579	719,483	(3,096)
British Pound	Morgan Stanley	11/20/14	666,000	1,083,822	1,079,028	(4,794)
Chinese Renminbi	Deutsche Bank	1/30/15	6,183,207	998,580	997,757	(823)
Chinese Renminbi	Deutsche Bank	1/30/15	4,063,000	651,539	655,629	4,090
Chinese Renminbi	JPMorgan Chase	1/30/15	4,087,158	653,579	659,527	5,948
European Euro	Brown Brothers Harriman	10/20/14	992,500	1,286,171	1,253,594	(32,577)
Indian Rupee	Credit Suisse First Boston	6/26/15	47,611,585	746,000	728,297	(17,703)
Indian Rupee	Deutsche Bank	6/26/15	42,139,033	661,627	644,586	(17,041)
Indian Rupee	Credit Suisse First Boston	8/5/15	48,714,560	752,000	739,139	(12,861)
Mexican Peso	BNP Paribas	11/13/14	10,375,032	782,310	770,329	(11,981)
Mexican Peso	BNP Paribas	11/13/14	15,288,735	1,155,000	1,135,163	(19,837)
Mexican Peso	UBS Warburg	11/21/14	10,171,854	770,000	754,854	(15,146)
Swiss Franc	HSBC Bank	10/3/14	1,605,414	1,770,837	1,681,992	(88,845)

				$14,187,230	$13,935,196	$(252,034)

At September 30, 2014, the Fund’s open forward cross currency contracts were as follows:

Purchase/Sale	Counterparty	Amount Purchased	Amount Sold	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
British Pound/European Euro	Deutsche Bank	1,092,021 GBP	1,361,300 EUR	$1,813,823	$1,864,451	$50,628
British Pound/European Euro	Morgan Stanley	478,522 GBP	602,400 EUR	778,336	792,407	14,071

				$2,592,159	$2,656,858	$64,699

Over-the-Counter Credit Default Swap Agreements - Buy Protection(a)(c)

At September 30, 2014, the Fund’s open over-the-counter credit default swap agreements were as follows:

Underlying Instrument	Counterparty	Expiration Date	Implied Credit Spread at September 30, 2014 (%)(d)	Notional Amount ($)(e)	Fixed Rate (%)	Value ($)	Upfront Premiums Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
Transocean, Inc.	JPMorgan Chase	6/20/19	2.66	222,736	1.00	15,771	5,039	10,732
Transocean, Inc.	JPMorgan Chase	6/20/19	2.66	63,000	1.00	4,461	1,430	3,031
Transocean, Inc.	Barclays Bank	6/20/19	2.66	159,000	1.00	11,258	3,643	7,615
Transocean, Inc.	Barclays Bank	6/20/19	2.66	254,000	1.00	17,985	6,303	11,682
Transocean, Inc.	Barclays Bank	6/20/19	2.66	105,719	1.00	7,486	2,487	4,999
Transocean, Inc.	Barclays Bank	6/20/19	2.66	352,400	1.00	24,953	8,290	16,663
Transocean, Inc.	Citibank	6/20/19	2.66	246,673	1.00	17,466	5,174	12,292
Transocean, Inc.	Barclays Bank	6/20/19	2.85	125,000	1.00	8,851	4,088	4,763

						108,231	36,454	71,777

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Centrally Cleared Credit Default Swap Agreements - Buy Protection(a)(c)

At September 30, 2014, the Fund’s open centrally cleared credit default swap agreements were as follows:

Underlying Instrument	Clearing Agent	Expiration Date	Implied Credit Spread at September 30, 2014 (%)(d)	Notional Amount ($)(e)		Fixed Rate (%)	Value ($)	Premiums Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
CDX North America High Yield Index Swap Agreement with JPMorgan Chase Bank, N.A., Series 22*	JPMorgan Chase	6/20/19	3.57	1,421,917	**	5.00	(85,150)	(105,140)	(190,289)

							(85,150)	(105,140)	(190,289)

Centrally Cleared Credit Default Swap Agreements - Sell Protection(a)(c)

At September 30, 2014, the Fund’s open centrally cleared credit default swap agreements were as follows:

Underlying Instrument	Clearing Agent	Expiration Date	Implied Credit Spread at September 30, 2014 (%)(d)	Notional Amount ($)(e)	Fixed Rate (%)	Value ($)	Premiums Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
CDX North America Investment Grade Index Swap Agreement with JPMorgan Chase Bank, N.A., Series 22	JPMorgan Chase	6/20/19	0.65	(1,131,000)	1.00	18,169	16,978	1,191

						18,169	16,978	1,191

Over-the-Counter Interest Rate Swap Agreements(a)

At September 30, 2014, the Fund’s open over-the-counter interest rate swap agreements were as follows:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate (%)	Expiration Date	Counterparty	Notional Amount (Local)		Premiums Paid/ (Received) ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Pay	3-Month U.S. Dollar LIBOR BBA	2.04	1/29/20	JPMorgan Chase	280,000	USD	4	(1,437)	(1,441)
Pay	3-Month U.S. Dollar LIBOR BBA	2.76	9/8/24	Deutsche Bank	2,385,000	PLN	—	(5,290)	(5,290)

								(6,727)	(6,731)

See accompanying notes to the schedules of portfolio investments.

AZL MVP BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Centrally Cleared Interest Rate Swap Agreements(a)

At September 30, 2014, the Fund’s open centrally cleared interest rate swap agreements were as follows:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate (%)	Expiration Date	Clearing Agent	Notional Amount (Local)		Premiums Paid/ (Received) ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Pay	3-Month U.S. Dollar LIBOR BBA	1.10	1/29/17	JPMorgan Chase	36,593,000	USD	473	13,654	13,181
Pay	3-Month U.S. Dollar LIBOR BBA	1.05	1/29/17	JPMorgan Chase	700,000	USD	9	928	919
Pay	3-Month U.S. Dollar LIBOR BBA	1.18	2/1/17	JPMorgan Chase	36,640,000	USD	475	(39,006)	(39,481)
Pay	3-Month U.S. Dollar LIBOR BBA	2.11	1/29/20	JPMorgan Chase	14,637,000	USD	218	(20,663)	(20,881)
Pay	3-Month U.S. Dollar LIBOR BBA	2.19	2/1/20	JPMorgan Chase	14,660,000	USD	219	27,520	27,301
Pay	3-Month U.S. Dollar LIBOR BBA	11.52	1/4/21	Citibank	295,986	BRL	—	(1,659)	(1,659)

								(19,226)	(20,620)

Total Return Swaps at September 30, 2014(a)

Counterparty	Receive/Pay Total Return	Expiration Date	Notional Amount (Local)		Unrealized Appreciation/ (Depreciation) ($)
BNP Paribas SA	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/16	26,350,000	JPY	$25,351
BNP Paribas SA	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/16	26,800,000	JPY	21,247
BNP Paribas SA	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/17	27,850,000	JPY	30,275
BNP Paribas SA	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/17	25,515,000	JPY	23,144
Citibank	PT Siloam International Hospitals Tbk	3/15/15	206,614	USD	69,214

					$169,231

Amounts shown as “—” are either $0 or round to less than $1.

*	As of September 30, 2014, the CDX North America High Yield Index included securities which had defaulted and represented 1% of the Index.
**	Reflects the notional amount after the default of securities.
(a)	These securities are held by the AZL BlackRock Global Allocation Fund (the “VIP Subsidiary”).
(b)	All or portion of these securities are held by the AZL Cayman Global Allocation Fund, Ltd. (the “Subsidiary”).
(c)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value. Alternatively, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity to the seller or (ii) receive a net amount of equal to the par value of the defaulted reference entity less its recovery value.
(d)	Implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront or daily payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(e)	The notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

See accompanying notes to the schedules of portfolio investments.

AZL MVP Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Shares		Fair Value
Affiliated Investment Company (94.9%):
19,603,653	AZL Franklin Templeton Founding Strategy Plus Fund	$272,098,709

Total Affiliated Investment Company (Cost $258,434,916)		272,098,709

Unaffiliated Investment Companies (3.1%):
28,783	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (a)	28,783
9,000,099	Goldman Sachs Financial Square Federal Fund, Institutional Shares, 0.01% (a)(b)	9,000,099

Total Unaffiliated Investment Companies (Cost $9,028,882)		9,028,882

Total Investment Securities (Cost $267,463,798)(c) - 98.0%		281,127,591
Net other assets (liabilities) - 2.0%		5,822,745

Net Assets - 100.0%		$286,950,336

Percentages indicated are based on net assets as of September 30, 2014.

(a)	The rate represents the effective yield at September 30, 2014.
(b)	Security purchased with cash that was segregated to cover margin requirements for open futures contracts as of September 30, 2014.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL MVP Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Futures Contracts

Cash of $5,379,586 has been segregated to cover margin requirements for the following open contracts as of September 30, 2014:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note December Futures	Long	12/19/14	46	$5,733,469	$(54,619)
S&P 500 Index E-Mini December Futures	Long	12/19/14	87	8,549,925	(91,987)

Total					$(146,606)

See accompanying notes to the schedules of portfolio investments.

AZL MVP Fusion Balanced Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.0%):
1,122,508	AZL BlackRock Capital Appreciation Fund	$19,744,909
1,350,050	AZL Dreyfus Research Growth Fund	19,751,236
1,182,546	AZL Federated Clover Small Value Fund	24,833,459
2,212,284	AZL Gateway Fund	26,149,191
2,317,435	AZL International Index Fund	36,986,257
2,021,429	AZL Invesco Growth and Income Fund	32,342,860
2,026,476	AZL Invesco International Equity Fund	37,510,079
2,778,112	AZL JPMorgan International Opportunities Fund	48,839,211
3,296,727	AZL JPMorgan U.S. Equity Fund	51,494,877
900,644	AZL MFS Investors Trust Fund	19,570,999
1,085,120	AZL MFS Mid Cap Value Fund	12,891,228
3,136,733	AZL MFS Value Fund	38,644,549
580,412	AZL Mid Cap Index Fund	12,832,909
1,809,276	AZL Morgan Stanley Global Real Estate Fund	18,798,380
773,944	AZL Morgan Stanley Mid Cap Growth Fund	12,808,774
2,071,205	AZL NFJ International Value Fund	24,895,883
2,366,103	AZL Oppenheimer Discovery Fund	31,587,475
12,556,017	AZL Pyramis Core Bond Fund	126,062,409
1,790,142	AZL Russell 1000 Growth Index Fund	29,286,725
3,844,778	AZL Russell 1000 Value Index Fund	54,403,608
1,608,247	AZL Schroder Emerging Markets Equity Fund, Class 2	12,399,581
1,837,032	AZL Wells Fargo Large Cap Growth Fund	19,692,980
1,447,854	NFJ Dividend Value Portfolio	19,531,556
1,301,296	PIMCO PVIT Global Advantage Strategy Bond Portfolio	12,700,648
4,831,801	PIMCO PVIT High Yield Portfolio	38,557,771
7,288,150	PIMCO PVIT Low Duration Portfolio	77,473,030
3,935,386	PIMCO PVIT Real Return Portfolio	50,884,537
22,864,913	PIMCO PVIT Total Return Portfolio	255,172,432
4,969,379	PIMCO PVIT Unconstrained Bond Portfolio	52,079,093

Total Affiliated Investment Companies (Cost $1,022,270,468)		1,217,926,646

Unaffiliated Investment Company (3.1%):
40,000,441	Goldman Sachs Financial Square Federal Fund, Institutional Shares, 0.01% (a)(b)	40,000,441

Total Unaffiliated Investment Company (Cost $40,000,441)		40,000,441

Shares	Fair Value
Total Investment Securities (Cost $1,062,270,909)(c) - 98.1%	$1,257,927,087
Net other assets (liabilities) - 1.9%	23,741,461

Net Assets - 100.0%	$1,281,668,548

Percentages indicated are based on net assets as of September 30, 2014.

(a)	The rate represents the effective yield at September 30, 2014.
(b)	Security purchased with cash that was segregated to cover margin requirements for open futures contracts as of September 30, 2014.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL MVP Fusion Balanced Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Futures Contracts

Cash of $24,238,491 has been segregated to cover margin requirements for the following open contracts as of September 30, 2014:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note December Futures	Long	12/19/14	258	$32,157,281	$(305,541)
S&P 500 Index E-Mini December Futures	Long	12/19/14	325	31,939,375	(345,242)

Total					$(650,783)

See accompanying notes to the schedules of portfolio investments.

AZL MVP Fusion Conservative Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.1%):
155,284	AZL BlackRock Capital Appreciation Fund	$2,731,446
186,681	AZL Dreyfus Research Growth Fund	2,731,142
191,207	AZL Federated Clover Small Value Fund	4,015,343
347,883	AZL Gateway Fund	4,111,976
336,390	AZL International Index Fund	5,368,777
423,608	AZL Invesco Growth and Income Fund	6,777,728
289,441	AZL Invesco International Equity Fund	5,357,560
305,514	AZL JPMorgan International Opportunities Fund	5,370,944
520,166	AZL JPMorgan U.S. Equity Fund	8,124,999
124,506	AZL MFS Investors Trust Fund	2,705,513
224,678	AZL MFS Mid Cap Value Fund	2,669,175
660,267	AZL MFS Value Fund	8,134,491
120,701	AZL Mid Cap Index Fund	2,668,702
258,011	AZL Morgan Stanley Global Real Estate Fund	2,680,731
162,219	AZL Morgan Stanley Mid Cap Growth Fund	2,684,718
405,896	AZL Oppenheimer Discovery Fund	5,418,707
3,631,103	AZL Pyramis Core Bond Fund	36,456,275
187,069	AZL Russell 1000 Growth Index Fund	3,060,441
597,366	AZL Russell 1000 Value Index Fund	8,452,727
253,925	AZL Wells Fargo Large Cap Growth Fund	2,722,072
300,488	NFJ Dividend Value Portfolio	4,053,586
276,439	PIMCO PVIT Global Advantage Strategy Bond Portfolio	2,698,041
1,713,157	PIMCO PVIT High Yield Portfolio	13,670,990
2,313,019	PIMCO PVIT Low Duration Portfolio	24,587,392
1,055,472	PIMCO PVIT Real Return Portfolio	13,647,252
5,718,613	PIMCO PVIT Total Return Portfolio	63,819,723
1,303,927	PIMCO PVIT Unconstrained Bond Portfolio	13,665,157

Total Affiliated Investment Companies (Cost $237,518,887)		258,385,608

Unaffiliated Investment Companies (2.6%):
43,764	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (a)	43,764
7,000,077	Goldman Sachs Financial Square Federal Fund, Institutional Shares, 0.01% (a)(b)	7,000,077

Total Unaffiliated Investment Companies (Cost $7,043,841)		7,043,841

Total Investment Securities (Cost $244,562,728)(c) - 97.7%		265,429,449
Net other assets (liabilities) - 2.3%		6,378,187

Shares	Fair Value
Net Assets - 100.0%	$271,807,636

Percentages indicated are based on net assets as of September 30, 2014.

(a)	The rate represents the effective yield at September 30, 2014.
(b)	Security purchased with cash that was segregated to cover margin requirements for open futures contracts as of September 30, 2014.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL MVP Fusion Conservative Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Futures Contracts

Cash of $6,617,198 has been segregated to cover margin requirements for the following open contracts as of September 30, 2014:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note December Futures	Long	12/19/14	71	$8,849,484	$(85,990)
S&P 500 Index E-Mini December Futures	Long	12/19/14	48	4,717,200	(51,769)

Total					$(137,759)

See accompanying notes to the schedules of portfolio investments.

AZL MVP Fusion Growth Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.1%):
1,512,636	AZL BlackRock Capital Appreciation Fund	$26,607,261
1,821,191	AZL Dreyfus Research Growth Fund	26,644,024
1,232,888	AZL Federated Clover Small Value Fund	25,890,646
2,258,650	AZL Gateway Fund	26,697,239
3,252,352	AZL International Index Fund	51,907,532
1,667,084	AZL Invesco Growth and Income Fund	26,673,352
3,271,595	AZL Invesco International Equity Fund	60,557,230
3,902,401	AZL JPMorgan International Opportunities Fund	68,604,212
3,385,104	AZL JPMorgan U.S. Equity Fund	52,875,318
822,078	AZL MFS Investors Trust Fund	17,863,761
1,473,296	AZL MFS Mid Cap Value Fund	17,502,759
2,873,347	AZL MFS Value Fund	35,399,638
397,609	AZL Mid Cap Index Fund	8,791,141
2,457,672	AZL Morgan Stanley Global Real Estate Fund	25,535,216
1,052,755	AZL Morgan Stanley Mid Cap Growth Fund	17,423,102
2,842,177	AZL NFJ International Value Fund	34,162,963
1,956,773	AZL Oppenheimer Discovery Fund	26,122,914
3,097,120	AZL Pyramis Core Bond Fund	31,095,088
1,362,162	AZL Russell 1000 Growth Index Fund	22,284,964
2,807,471	AZL Russell 1000 Value Index Fund	39,725,714
1,645,730	AZL Schroder Emerging Markets Equity Fund, Class 2	12,688,578
2,078,006	AZL Wells Fargo Large Cap Growth Fund	22,276,229
1,320,390	NFJ Dividend Value Portfolio	17,812,057
2,664,829	PIMCO PVIT Global Advantage Strategy Bond Portfolio	26,008,735
1,118,214	PIMCO PVIT High Yield Portfolio	8,923,344
845,700	PIMCO PVIT Low Duration Portfolio	8,989,795
1,347,942	PIMCO PVIT Real Return Portfolio	17,428,888
4,356,532	PIMCO PVIT Total Return Portfolio	48,618,898
2,550,274	PIMCO PVIT Unconstrained Bond Portfolio	26,726,869

Total Affiliated Investment Companies (Cost $634,666,471)		831,837,467

Unaffiliated Investment Company (3.8%):
33,000,364	Goldman Sachs Financial Square Federal Fund, Institutional Shares, 0.01% (a)(b)	33,000,364

Total Unaffiliated Investment Company (Cost $33,000,364)		33,000,364

Shares	Fair Value
Total Investment Securities (Cost $667,666,835)(c) - 98.9%	$864,837,831
Net other assets (liabilities) - 1.1%	9,890,873

Net Assets - 100.0%	$874,728,704

Percentages indicated are based on net assets as of September 30, 2014.

(a)	The rate represents the effective yield at September 30, 2014.
(b)	Security purchased with cash that was segregated to cover margin requirements for open futures contracts as of September 30, 2014.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL MVP Fusion Growth Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Futures Contracts

Cash of $10,924,900 has been segregated to cover margin requirements for the following open contracts as of September 30, 2014:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note December Futures	Long	12/19/14	70	$8,724,844	$(83,285)
S&P 500 Index E-Mini December Futures	Long	12/19/14	356	34,985,900	(382,706)

Total					$(465,991)

See accompanying notes to the schedules of portfolio investments.

AZL MVP Fusion Moderate Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.0%):
3,172,817	AZL BlackRock Capital Appreciation Fund	$55,809,855
3,819,920	AZL Dreyfus Research Growth Fund	55,885,432
2,534,773	AZL Federated Clover Small Value Fund	53,230,235
5,894,575	AZL Gateway Fund	69,673,877
8,273,619	AZL International Index Fund	132,046,967
5,203,985	AZL Invesco Growth and Income Fund	83,263,756
7,914,597	AZL Invesco International Equity Fund	146,499,193
8,970,188	AZL JPMorgan International Opportunities Fund	157,695,899
8,803,782	AZL JPMorgan U.S. Equity Fund	137,515,081
2,570,502	AZL MFS Investors Trust Fund	55,857,016
3,461,594	AZL MFS Mid Cap Value Fund	41,123,736
7,859,210	AZL MFS Value Fund	96,825,471
1,248,838	AZL Mid Cap Index Fund	27,611,814
5,111,800	AZL Morgan Stanley Global Real Estate Fund	53,111,604
2,456,230	AZL Morgan Stanley Mid Cap Growth Fund	40,650,606
7,688,509	AZL NFJ International Value Fund	92,415,877
5,062,601	AZL Oppenheimer Discovery Fund	67,585,718
16,820,330	AZL Pyramis Core Bond Fund	168,876,116
4,046,274	AZL Russell 1000 Growth Index Fund	66,197,046
7,547,596	AZL Russell 1000 Value Index Fund	106,798,484
3,456,142	AZL Schroder Emerging Markets Equity Fund, Class 2	26,646,856
5,217,401	AZL Wells Fargo Large Cap Growth Fund	55,930,535
4,128,542	NFJ Dividend Value Portfolio	55,694,035
8,292,477	PIMCO PVIT Global Advantage Strategy Bond Portfolio	80,934,577
6,874,851	PIMCO PVIT High Yield Portfolio	54,861,313
7,757,040	PIMCO PVIT Low Duration Portfolio	82,457,332
6,285,154	PIMCO PVIT Real Return Portfolio	81,267,046
32,319,042	PIMCO PVIT Total Return Portfolio	360,680,505
7,971,211	PIMCO PVIT Unconstrained Bond Portfolio	83,538,289

Total Affiliated Investment Companies (Cost $2,120,274,480)		2,590,684,271

Unaffiliated Investment Company (3.5%):
96,001,058	Goldman Sachs Financial Square Federal Fund, Institutional Shares, 0.01% (a)(b)	96,001,058

Total Unaffiliated Investment Company (Cost $96,001,058)		96,001,058

Shares	Fair Value
Total Investment Securities (Cost $2,216,275,538)(c) - 98.5%	$2,686,685,329
Net other assets (liabilities) - 1.5%	39,739,876

Net Assets - 100.0%	$2,726,425,205

Percentages indicated are based on net assets as of September 30, 2014.

(a)	The rate represents the effective yield at September 30, 2014.
(b)	Security purchased with cash that was segregated to cover margin requirements for open futures contracts as of September 30, 2014.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL MVP Fusion Moderate Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Futures Contracts

Cash of $40,793,375 has been segregated to cover margin requirements for the following open contracts as of September 30, 2014:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note December Futures	Long	12/19/14	384	$47,862,000	$(451,170)
S&P 500 Index E-Mini December Futures	Long	12/19/14	901	88,545,775	(965,925)

Total					$(1,417,095)

See accompanying notes to the schedules of portfolio investments.

AZL MVP Growth Index Strategy Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (94.9%):
22,420,322	AZL Enhanced Bond Index Fund	$245,726,730
12,139,474	AZL International Index Fund	193,746,000
5,024,725	AZL Mid Cap Index Fund	111,096,668
26,611,227	AZL S&P 500 Index Fund, Class 2	365,638,265
3,918,379	AZL Small Cap Stock Index Fund	55,092,414

Total Affiliated Investment Companies (Cost $873,303,645)		971,300,077

Unaffiliated Investment Companies (3.3%):
1,222,806	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (a)	1,222,806
33,000,363	Goldman Sachs Financial Square Federal Fund, Institutional Shares, 0.01% (a)(b)	33,000,363

Total Unaffiliated Investment Companies (Cost $34,223,169)		34,223,169

Total Investment Securities (Cost $907,526,814)(c) - 98.2%		1,005,523,246
Net other assets (liabilities) - 1.8%		18,422,654

Net Assets - 100.0%		$1,023,945,900

Percentages indicated are based on net assets as of September 30, 2014.

(a)	The rate represents the effective yield at September 30, 2014.
(b)	Security purchased with cash that was segregated to cover margin requirements for open futures contracts as of September 30, 2014.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL MVP Growth Index Strategy Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Futures Contracts

Cash of $18,170,848 has been segregated to cover margin requirements for the following open contracts as of September 30, 2014:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note December Futures	Long	12/19/14	102	$12,713,344	$(118,190)
S&P 500 Index E-Mini December Futures	Long	12/19/14	389	38,228,975	(414,562)

Total					$(532,752)

See accompanying notes to the schedules of portfolio investments.

AZL MVP Invesco Equity and Income Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Shares		Fair Value
Affiliated Investment Company (94.9%):
25,324,952	AZL Invesco Equity and Income Fund	$409,757,716

Total Affiliated Investment Company (Cost $368,789,832)		409,757,716

Unaffiliated Investment Companies (3.2%):
8,122	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (a)	8,122
14,000,154	Goldman Sachs Financial Square Federal Fund, Institutional Shares, 0.01% (a)(b)	14,000,154

Total Unaffiliated Investment Companies (Cost $14,008,276)		14,008,276

Total Investment Securities (Cost $382,798,108)(c) - 98.1%		423,765,992
Net other assets (liabilities) - 1.9%		8,346,222

Net Assets - 100.0%		$432,112,214

Percentages indicated are based on net assets as of September 30, 2014.

(a)	The rate represents the effective yield at September 30, 2014.
(b)	Security purchased with cash that was segregated to cover margin requirements for open futures contracts as of September 30, 2014.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL MVP Invesco Equity and Income Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Futures Contracts

Cash of $7,578,320 has been segregated to cover margin requirements for the following open contracts as of September 30, 2014:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note December Futures	Long	12/19/14	69	$8,600,203	$(79,503)
S&P 500 Index E-Mini December Futures	Long	12/19/14	131	12,874,025	(139,501)

Total					$(219,004)

See accompanying notes to the schedules of portfolio investments.

AZL MVP T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

September 30, 2014 (Unaudited)

Shares		Fair Value
Affiliated Investment Company (94.5%):
11,075,223	AZL T. Rowe Price Capital Appreciation Fund	$168,232,630

Total Affiliated Investment Company (Cost $180,302,925)		168,232,630

Unaffiliated Investment Companies (2.4%):
233,172	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (a)	233,172
4,000,044	Goldman Sachs Financial Square Federal Fund, Institutional Shares, 0.01% (a)(b)	4,000,044

Total Unaffiliated Investment Companies (Cost $4,233,216)		4,233,216

Total Investment Securities (Cost $184,536,141)(c) - 96.9%		172,465,846
Net other assets (liabilities) - 3.1%		5,526,033

Net Assets - 100.0%		$177,991,879

Percentages indicated are based on net assets as of September 30, 2014.

(a)	The rate represents the effective yield at September 30, 2014.
(b)	Security purchased with cash that was segregated to cover margin requirements for open futures contracts as of September 30, 2014.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Continued

AZL MVP T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments, continued

September 30, 2014 (Unaudited)

Futures Contracts

Cash of $4,832,800 has been segregated to cover margin requirements for the following open contracts as of September 30, 2014:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note December Futures	Long	12/19/14	28	$3,489,938	$(30,250)
S&P 500 Index E-Mini December Futures	Long	12/19/14	53	5,208,575	(55,095)

Total					$(85,345)

See accompanying notes to the schedules of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2014 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of 12 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL Balanced Index Strategy Fund

•	AZL Growth Index Strategy Fund

•	AZL MVP Balanced Strategy Fund

•	AZL MVP BlackRock Global Allocation Fund

•	AZL MVP Franklin Templeton Founding Strategy Plus Fund

•	AZL MVP Fusion Balanced Fund

•	AZL MVP Fusion Conservative Fund

•	AZL MVP Fusion Growth Fund

•	AZL MVP Fusion Moderate Fund

•	AZL MVP Growth Index Strategy Fund

•	AZL MVP Invesco Equity and Income Fund

•	AZL MVP T. Rowe Price Capital Appreciation Fund

The Funds are “fund of funds,” which means that the Funds invest in other mutual funds. Underlying Funds invest in stocks, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Funds will adjust their asset allocations as they seek to achieve their investment objectives.

The Trust is authorized to issue an unlimited number of shares of the Funds without par value. Shares of the Funds are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its Schedules of Portfolio Investments (“Schedules”). The policies conform to U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of the Schedules requires management to make certain estimates and assumptions that affect the reported amounts at the date of the Schedules. Actual results could differ from those estimates.

Security Valuation

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Investment Transactions

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date.

Consolidation of Subsidiaries

During the period ended September 30, 2014, the AZL MVP BlackRock Global Allocation Fund primarily invested in shares of another mutual fund managed by Allianz Investment Management LLC (the “Manager”), the AZL BlackRock Global Allocation Fund (the “VIP Subsidiary”), a wholly-owned and controlled subsidiary of the AZL MVP BlackRock Global Allocation Fund.

As of September 30, 2014, the AZL MVP BlackRock Global Allocation Fund’s aggregate investment in the VIP Subsidiary was $764,827,926, representing 94.9% of the AZL MVP BlackRock Global Allocation Fund’s net assets.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2014 (Unaudited)

The VIP Subsidiary’s primary vehicle for gaining exposure to commodities markets is through investment in the AZL Cayman Global Allocation Fund, Ltd. (the “Cayman Subsidiary”), a wholly owned and controlled subsidiary of the VIP Subsidiary formed in the Cayman Islands, which invests primarily in commodity-related instruments.

The AZL MVP BlackRock Global Allocation Fund’s investments have been consolidated and include the portfolio holdings of the VIP Subsidiary and the Cayman Subsidiary.

Real Estate Investment Trusts

The AZL MVP BlackRock Global Allocation Fund, through the VIP Subsidiary, may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the AZL MVP BlackRock Global Allocation Fund, through the VIP Subsidiary, are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The AZL MVP BlackRock Global Allocation Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Floating Rate Loans

The AZL MVP BlackRock Global Allocation Fund, through the VIP Subsidiary, may invest in floating rate loans, which usually take the form of loan participations and assignments. These loans are made by banks and other large financial institutions to various companies and are typically senior in the borrowing companies’ capital structure. Coupon rates are floating, not fixed and are tied to a benchmark lending rate. Loans involve a risk of loss in case of default or insolvency of the financial intermediaries who are parties to the transactions. The AZL MVP BlackRock Global Allocation Fund, through the VIP Subsidiary, records an investment when the borrower withdraws money and records the interest as earned.

Securities Lending

To generate additional income, the AZL MVP BlackRock Global Allocation Fund, through the VIP Subsidiary, may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at September 30, 2014 are presented on the Fund’s Consolidated Schedule of Portfolio Investments.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2014 (Unaudited)

Derivative Instruments

All open derivative positions at period end are reflected on the Funds’ Schedule of Portfolio Investments. The following is a description of the derivative instruments that the Funds may utilize, including the primary underlying risk exposures related to each instrument type. Each Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Funds’ derivative positions could exceed 20% of each Fund’s value. Each Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Forward Currency Contracts

During the period ended September 30, 2014, the AZL MVP BlackRock Global Allocation Fund, through the VIP Subsidiary, entered into forward currency contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

Futures Contracts

As of September 30, 2014, the Funds may invest in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. The AZL MVP BlackRock Global Allocation Fund, through the VIP Subsidiary, may enter into futures contracts to gain exposure to, or economically hedge against changes in the value of equity securities. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Funds are required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Funds. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Options Contracts

The AZL MVP BlackRock Global Allocation Fund, through the VIP Subsidiary, may purchase or write put and call options on a security or an index of securities. During the period ended September 30, 2014, the Fund purchased and wrote call and put options to increase or decrease its exposure to underlying instruments (including equity risk, interest rate risk and/or foreign currency exchange rate risk) and/or, in the case of options written, to generate gains from options premiums.

Purchased Options Contracts—The Fund pays a premium which is marked to market to reflect the current value of the option. Premiums paid for purchasing put options that expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing put options are offset against proceeds to determine the realized gain/loss on the transaction. The Fund bears the risk of loss of the premium and change in value should the counterparty not perform under the contract.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2014 (Unaudited)

Written Options Contracts—The Fund receives a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that the Fund bears the market risk of an unfavorable change in the price of an underlying asset and is required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value.

The Fund had the following transactions in purchased call and put options during the period ended September 30, 2014:

	Number of Contracts	Cost
Options outstanding at December 31, 2013	4,017,737	$4,217,942
Options purchased	7,207,475	19,083,659
Options exercised	(3,520)	(6,266)
Options expired	(2,109,502)	(3,550,847)
Options closed	(2,981,659)	(9,839,968)

Options outstanding at September 30, 2014	6,130,531	$9,904,520

The Fund had the following transactions in written call and put options during the period ended September 30, 2014:

	Number of Contracts	Premiums Received
Options outstanding at December 31, 2013	(63,845)	$(1,043,812)
Options written	(6,153,916)	(9,642,641)
Options exercised	51,431	279,644
Options expired	558,806	1,028,895
Options closed	2,053,954	5,722,497

Options outstanding at September 30, 2014	(3,553,570)	$(3,655,417)

Swap Agreements

The AZL MVP BlackRock Global Allocation Fund, through the VIP Subsidiary, may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). The Fund may enter into swap agreements to manage its exposure to market, interest rate and credit risk. The value of swap agreements are equal to the Fund’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements. In connection with these arrangements, securities may be identified as collateral in accordance with the terms of the swap agreements to provide assets of value and recourse in the event of default or bankruptcy by the counterparty.

Swaps are marked to market daily using pricing sources approved by the Board of Trustees (“Trustees”) and the change in value, if any, is recorded as unrealized gain or loss. For OTC swaps, payments received or made at the beginning of the measurement period are recorded as realized gain or loss upon termination or maturity of the OTC swap. A liquidation payment received or made at the termination of the OTC swap is recorded as a realized gain or loss. Net periodic payments received or paid by the Fund are included as part of realized gains (losses). Upon entering a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or assets determined to be liquid (the amount is subject to the clearing organization that clears the trade). Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable, as applicable, for variation margin on centrally cleared swaps.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties or clearing house to perform. The counterparty risk for centrally cleared swap agreements is generally lower than for OTC swap agreements because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to a clearing house for performance of financial obligations. However, there can be no assurance that the clearing house or its members will satisfy its obligations to the Fund.

The notional amounts reflect the extent of the total investment exposure each Fund has under the swap agreement. The Fund bears the risk of loss of the amount expected to be received under a swap agreement (i.e., any unrealized appreciation) in the event of the default or bankruptcy of the swap agreement counterparty. The notional amount and related unrealized appreciation (depreciation) of each swap agreement at period end is disclosed in the swap tables in the Consolidated Schedule of Portfolio Investments. The Fund is party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, such as OTC swap contracts, entered into by the Fund, through the VIP Subsidiary or Cayman Subsidiary, and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding OTC swap transactions under the applicable ISDA Master Agreement.

Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional amount and are subject to interest rate risk exposure. Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make. If the other party to an interest rate swap defaults, the Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2014 (Unaudited)

As of September 30, 2014, the Fund entered into OTC and centrally cleared interest rate swap agreements to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk).

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Credit default swap agreements may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Credit default swap agreements involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. The Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront, periodic, or daily payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. The Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund). In connection with credit default swaps in which the Fund is the buyer, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into certain offsetting positions, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which the Fund is the seller, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or “earmarking” will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Fund’s portfolio. Such segregation or “earmarking” will not limit the Fund’s exposure to loss. As of September 30, 2014 the Fund entered into OTC and centrally cleared credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk).

3. Related Party Transactions

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which each Fund invests. At September 30, 2014, these underlying funds are noted as Affiliated Investment Companies in each Fund’s Schedule of Portfolio Investments. A summary of each Fund’s investments in affiliated investment companies as of September 30, 2014 is as follows:

					Change in
				Net	Unrealized
	Fair Value	Purchases	Proceeds from	Realized	Appreciation/	Fair Value	Dividend
	12/31/13	at Cost	Sales	Gain(Loss)	Depreciation	9/30/14	Income
AZL Balanced Index Strategy Fund
AZL Enhanced Bond Index Fund	$203,106,444	$16,254,800	$(9,882,370)	$(183,804)	$4,764,808	$214,058,837	$2,118,681
AZL International Index Fund	52,704,199	5,770,874	(4,106,722)	771,804	(2,748,820)	52,391,335	935,211
AZL Mid Cap Index Fund	31,706,819	1,526,673	(2,657,746)	1,898,420	(1,271,471)	31,202,695	209,576
AZL S&P 500 Index Fund, Class 2	108,740,465	4,725,752	(10,504,514)	3,041,029	4,192,523	110,195,255	1,295,359
AZL Small Cap Stock Index Fund	17,122,526	1,140,978	(956,909)	1,290,899	(2,068,116)	16,529,378	103,590

	$413,380,453	$29,419,077	$(28,108,261)	$6,818,348	$2,868,924	$424,377,500	$4,662,417

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2014 (Unaudited)

AZL Growth Index Strategy Fund
AZL Enhanced Bond Index Fund	$331,199,907	$36,616,771	$(26,369,602)	$(546,067)	$8,195,579	$349,096,588	$3,470,794
AZL International Index Fund	258,583,865	16,820,887	(7,922,869)	996,055	(10,682,496)	257,795,442	4,658,706
AZL Mid Cap Index Fund	148,403,937	3,722,354	(2,636,500)	5,978,447	(3,153,128)	152,315,110	1,036,999
AZL S&P 500 Index Fund, Class 2	533,471,868	19,386,280	(36,633,478)	7,036,181	29,266,284	552,527,135	6,563,029
AZL Small Cap Stock Index Fund	74,370,084	5,314,970	(948,401)	4,719,863	(8,275,179)	75,181,338	473,577

	$1,346,029,661	$81,861,262	$(74,510,850)	$18,184,479	$15,351,060	$1,386,915,613	$16,203,105

AZL MVP Balanced Index Strategy Fund
AZL Enhanced Bond Index Fund	$73,471,092	$19,572,893	$(974,590)	$(40,779)	$2,034,223	$94,062,839	$921,186
AZL International Index Fund	19,715,869	6,257,652	(393,084)	38,121	(1,007,633)	24,610,925	431,131
AZL Mid Cap Index Fund	11,679,444	2,870,315	(160,431)	531,262	(281,797)	14,638,793	95,686
AZL S&P 500 Index Fund, Class 2	36,694,050	8,133,023	(1,265,234)	209,867	2,499,962	46,271,668	535,640
AZL Small Cap Stock Index Fund	6,236,854	1,967,392	(113,906)	465,159	(804,037)	7,751,462	47,180

	$147,797,309	$38,801,275	$(2,907,245)	$1,203,630	$2,440,718	$187,335,687	$2,030,823

AZL MVP Franklin Templeton Founding Strategy Plus Fund
AZL Franklin Templeton Founding Strategy Plus Fund	$194,037,955	$86,542,346	$(10,981,807)	$4,798,927	$(2,298,712)	$272,098,709	$4,077,549

	$194,037,955	$86,542,346	$(10,981,807)	$4,798,927	$(2,298,712)	$272,098,709	$4,077,549

AZL MVP Fusion Balanced Fund
AZL BlackRock Capital Appreciation Fund	$33,933,292	$—	$(14,173,609)	$7,805,097	$(7,819,871)	$19,744,909	$—
AZL Dreyfus Research Growth Fund	20,729,755	55,377	(1,916,463)	1,497,739	(615,172)	19,751,236	31,000
AZL Federated Clover Small Cap Value Fund	27,211,930	324,522	(3,018,598)	3,789,971	(3,474,366)	24,833,459	216,160
AZL Gateway Fund	24,882,176	970,474	(75,624)	3,594	368,571	26,149,191	307,074
AZL International Index Fund	39,779,632	672,473	(2,051,201)	335,372	(1,750,019)	36,986,257	672,473
AZL Invesco Growth and Income Fund	33,611,240	322,167	(3,681,479)	1,925,239	165,693	32,342,860	322,167
AZL Invesco International Equity Fund	40,104,083	574,291	(2,990,618)	545,939	(723,616)	37,510,079	574,292
AZL JPMorgan International Opportunities Fund	52,813,077	940,884	(1,805,951)	151,635	(3,260,434)	48,839,211	687,740
AZL JPMorgan U.S. Equity Fund	53,175,292	562,772	(6,024,715)	1,979,669	1,801,859	51,494,877	383,567
AZL MFS Investors Trust Fund	27,274,954	142,036	(8,635,183)	3,337,546	(2,548,354)	19,570,999	142,035
AZL MFS Mid Cap Value Fund	14,167,709	44,372	(1,935,621)	1,149,156	(534,388)	12,891,228	44,372
AZL MFS Value Fund	40,309,587	550,441	(3,311,930)	872,121	224,330	38,644,549	535,465
AZL Mid Cap Index Fund	14,081,751	86,828	(1,619,238)	885,599	(602,031)	12,832,909	86,828
AZL Morgan Stanley Global Real Estate Fund	17,452,099	1,031,830	(655,624)	59,216	910,859	18,798,380	185,731
AZL Morgan Stanley Mid Cap Growth Fund	14,157,027	570,322	(1,800,977)	1,677,044	(1,794,642)	12,808,774	—
AZL NFJ International Value Fund	26,544,103	484,150	(1,396,604)	852,287	(1,588,053)	24,895,883	484,151
AZL Oppenheimer Discovery Fund	33,833,372	4,562,189	(3,926,209)	3,070,937	(5,952,814)	31,587,475	—
AZL Pyramis Core Bond Fund	107,710,687	16,462,893	(959,969)	2,834	2,845,964	126,062,409	2,027,679
AZL Russell 1000 Growth Index Fund	33,685,156	281,562	(6,473,174)	3,833,620	(2,040,439)	29,286,725	281,561
AZL Russell 1000 Value Index Fund	53,011,675	2,390,032	(4,166,475)	5,848,537	(2,680,161)	54,403,608	807,287
AZL Schroder Emerging Markets Equity Fund, Class 2	12,215,936	933,187	(672,660)	(11,409)	(65,473)	12,399,581	74,287
AZL Wells Fargo Large Cap Growth Fund	—	19,128,000	(742,611)	40,078	1,267,513	19,692,980	—
NFJ Dividend Value Portfolio	20,519,827	396,613	(2,513,718)	1,268,586	(139,752)	19,531,556	396,614
PIMCO PVIT Global Advantage Strategy Bond Portfolio	35,431,823	1,065,166	(24,396,369)	(22,471)	622,499	12,700,648	306,735
PIMCO PVIT High Yield Portfolio	37,242,198	1,781,629	(12,900)	—	(453,156)	38,557,771	1,504,529
PIMCO PVIT Low Duration Portfolio	60,669,474	16,727,490	—	—	76,066	77,473,030	552,974
PIMCO PVIT Real Return Portfolio	60,373,633	1,020,857	(12,152,704)	(1,296,073)	2,938,824	50,884,537	732,506
PIMCO PVIT Total Return Portfolio	235,341,567	23,211,836	(7,333,011)	(352,229)	4,304,269	255,172,432	2,949,063
PIMCO PVIT Unconstrained Bond Portfolio	48,043,051	3,029,397	(104,138)	(1,376)	1,112,159	52,079,093	356,908

	$1,218,306,106	$98,323,790	$(118,547,373)	$39,248,258	$(19,404,135)	$1,217,926,646	$14,663,198

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2014 (Unaudited)

AZL MVP Fusion Conservative Fund
AZL BlackRock Capital Appreciation Fund	$5,460,034	$595,887	$(3,283,062)	$1,280,175	$(1,321,588)	$2,731,446	$—
AZL Dreyfus Research Growth Fund	2,731,509	345,112	(478,195)	277,116	(144,400)	2,731,142	4,316
AZL Federated Clover Small Cap Value Fund	4,081,135	713,446	(835,699)	604,736	(548,275)	4,015,343	34,435
AZL Gateway Fund	3,999,600	294,070	(240,719)	14,339	44,686	4,111,976	48,481
AZL International Index Fund	5,503,873	818,959	(754,869)	137,124	(336,310)	5,368,777	96,910
AZL Invesco Growth and Income Fund	6,755,153	996,845	(1,425,034)	549,851	(99,087)	6,777,728	67,544
AZL Invesco International Equity Fund	5,487,378	744,910	(850,003)	141,143	(165,868)	5,357,560	81,218
AZL JPMorgan International Opportunities Fund	5,483,456	979,795	(767,893)	75,214	(399,628)	5,370,944	74,922
AZL JPMorgan U.S. Equity Fund	8,134,528	1,264,436	(1,886,473)	520,104	92,404	8,124,999	60,625
AZL MFS Investors Trust Fund	2,734,188	256,907	(401,534)	153,095	(37,143)	2,705,513	19,776
AZL MFS Mid Cap Value Fund	2,738,800	235,351	(433,794)	238,655	(109,837)	2,669,175	9,187
AZL MFS Value Fund	8,134,708	1,294,921	(1,544,207)	393,920	(144,851)	8,134,491	112,643
AZL Mid Cap Index Fund	2,719,390	335,148	(454,297)	211,176	(142,715)	2,668,702	17,947
AZL Morgan Stanley Global Real Estate Fund	2,703,207	133,200	(298,105)	20,414	122,015	2,680,731	25,912
AZL Morgan Stanley Mid Cap Growth Fund	2,745,430	680,959	(735,538)	432,095	(438,228)	2,684,718	—
AZL Oppenheimer Discovery Fund	5,440,628	2,072,520	(1,644,597)	789,536	(1,239,380)	5,418,707	—
AZL Pyramis Core Bond Fund	29,981,879	8,779,443	(3,092,804)	12,468	775,289	36,456,275	592,473
AZL Russell 1000 Growth Index Fund	3,068,982	281,639	(483,948)	326,548	(132,780)	3,060,441	29,573
AZL Russell 1000 Value Index Fund	8,429,028	1,159,629	(1,642,289)	1,071,373	(565,014)	8,452,727	124,910
AZL Wells Fargo Large Cap Growth Fund	—	2,758,810	(229,364)	9,800	182,826	2,722,072	—
NFJ Dividend Value Portfolio	4,070,935	533,566	(788,677)	322,139	(84,377)	4,053,586	82,459
PIMCO PVIT Global Advantage Strategy Bond Portfolio	7,848,405	408,989	(5,689,626)	(30,460)	160,733	2,698,041	65,711
PIMCO PVIT High Yield Portfolio	10,592,161	4,049,504	(771,716)	7,714	(206,673)	13,670,990	485,596
PIMCO PVIT Low Duration Portfolio	21,066,176	5,245,121	(1,751,501)	(19,280)	46,876	24,587,392	180,206
PIMCO PVIT Real Return Portfolio	18,354,376	1,356,364	(6,557,439)	(798,731)	1,292,682	13,647,252	194,108
PIMCO PVIT Total Return Portfolio	62,046,456	7,726,207	(6,944,597)	(316,326)	1,307,983	63,819,723	747,490
PIMCO PVIT Unconstrained Bond Portfolio	13,105,142	1,239,248	(974,200)	(10,792)	305,759	13,665,157	94,659

	$253,416,557	$45,300,986	$(44,960,180)	$6,413,146	$(1,784,901)	$258,385,608	$3,251,101

AZL MVP Fusion Growth Fund
AZL BlackRock Capital Appreciation Fund	$37,570,443	$—	$(11,385,174)	$8,417,151	$(7,995,159)	$26,607,261	$—
AZL Dreyfus Research Growth Fund	28,245,459	692,586	(3,540,884)	2,412,411	(1,165,548)	26,644,024	42,367
AZL Federated Clover Small Cap Value Fund	23,439,393	4,559,843	(2,392,566)	3,836,370	(3,552,394)	25,890,646	225,362
AZL Gateway Fund	27,458,157	359,370	(1,509,315)	68,226	320,801	26,697,239	316,770
AZL International Index Fund	56,254,746	943,768	(3,303,669)	625,218	(2,612,531)	51,907,532	943,767
AZL Invesco Growth and Income Fund	32,791,050	265,699	(8,193,719)	3,188,103	(1,377,781)	26,673,352	265,699
AZL Invesco International Equity Fund	65,853,897	984,248	(6,017,426)	1,524,870	(1,788,359)	60,557,230	927,151
AZL JPMorgan International Opportunities Fund	75,163,553	1,323,961	(3,512,212)	291,277	(4,662,367)	68,604,212	964,327
AZL JPMorgan U.S. Equity Fund	56,205,001	644,822	(7,960,557)	4,118,480	(132,428)	52,875,318	396,253
AZL MFS Investors Trust Fund	28,302,339	129,627	(11,306,770)	6,550,441	(5,811,876)	17,863,761	129,626
AZL MFS Mid Cap Value Fund	18,837,111	60,245	(2,256,401)	1,680,020	(818,216)	17,502,759	60,245
AZL MFS Value Fund	37,631,044	552,219	(3,832,009)	1,355,647	(307,263)	35,399,638	490,517
AZL Mid Cap Index Fund	9,410,972	59,482	(880,640)	657,409	(456,082)	8,791,141	59,482
AZL Morgan Stanley Global Real Estate Fund	27,241,027	314,432	(3,542,595)	488,955	1,033,397	25,535,216	252,292
AZL Morgan Stanley Mid Cap Growth Fund	18,871,314	1,929,217	(3,245,154)	2,511,107	(2,643,382)	17,423,102	—
AZL NFJ International Value Fund	36,878,350	1,047,997	(2,796,576)	1,239,512	(2,206,320)	34,162,963	664,368
AZL Oppenheimer Discovery Fund	28,101,647	3,513,527	(3,055,693)	2,479,884	(4,916,451)	26,122,914	—
AZL Pyramis Core Bond Fund	31,587,327	1,562,345	(2,905,271)	11,170	839,517	31,095,088	499,213
AZL Russell 1000 Growth Index Fund	23,500,673	221,265	(2,831,871)	2,242,701	(847,804)	22,284,964	215,265
AZL Russell 1000 Value Index Fund	42,073,933	588,411	(5,357,528)	4,892,739	(2,471,841)	39,725,714	588,411
AZL Schroder Emerging Markets Equity Fund	13,400,361	772,707	(1,422,138)	137,752	(200,104)	12,688,578	76,019
AZL Wells Fargo Large Cap Growth Fund	—	22,353,210	(1,623,830)	83,510	1,463,339	22,276,229	—
NFJ Dividend Value Portfolio	23,369,218	440,662	(7,137,184)	2,288,743	(1,149,382)	17,812,057	368,805
PIMCO PVIT Global Advantage Strategy Bond Portfolio	26,987,246	1,015,554	(2,041,354)	(48,056)	95,345	26,008,735	393,546
PIMCO PVIT High Yield Portfolio	9,154,463	386,687	(514,730)	5,046	(108,122)	8,923,344	355,987
PIMCO PVIT Low Duration Portfolio	21,066,176	(11,952,787)	(104,137)	(104)	(19,353)	8,989,795	43,988
PIMCO PVIT Real Return Portfolio	26,945,803	945,735	(11,208,452)	(162,162)	907,964	17,428,888	262,424
PIMCO PVIT Total Return Portfolio	59,461,343	3,348,011	(15,117,550)	323,770	603,324	48,618,898	630,978
PIMCO PVIT Unconstrained Bond Portfolio	18,013,828	9,693,512	(1,475,296)	5,331	489,494	26,726,869	171,742

	$903,815,874	$46,756,355	$(130,470,701)	$51,225,521	$(39,489,582)	$831,837,467	$9,344,604

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2014 (Unaudited)

AZL MVP Fusion Moderate Fund
AZL BlackRock Capital Appreciation Fund	$115,581,921	$0	$(58,923,563)	$23,137,953	$(23,986,456)	$55,809,855	$—
AZL Dreyfus Research Growth Fund	59,676,396	87,891	(6,404,454)	4,610,579	(2,084,980)	55,885,432	87,892
AZL Federated Clover Small Cap Value Fund	73,585,473	463,337	(21,704,884)	11,265,802	(10,379,493)	53,230,235	463,337
AZL Gateway Fund	64,108,605	4,863,671	(298,822)	13,869	986,554	69,673,877	819,330
AZL International Index Fund	138,577,462	2,400,838	(3,857,221)	524,830	(5,598,942)	132,046,967	2,400,837
AZL Invesco Growth and Income Fund	85,282,089	824,476	(8,195,016)	4,671,410	680,797	83,263,756	824,477
AZL Invesco International Equity Fund	145,904,078	4,106,052	(2,706,318)	445,981	(1,250,600)	146,499,193	2,242,952
AZL JPMorgan International Opportunities Fund	165,794,478	5,070,768	(3,204,284)	304,183	(10,269,246)	157,695,899	2,215,644
AZL JPMorgan U.S. Equity Fund	142,763,569	1,022,794	(16,372,480)	5,065,693	5,035,505	137,515,081	1,022,793
AZL MFS Investors Trust Fund	58,969,878	403,574	(5,784,865)	2,593,583	(325,154)	55,857,016	403,574
AZL MFS Mid Cap Value Fund	44,831,986	141,550	(5,821,283)	3,474,609	(1,503,126)	41,123,736	141,549
AZL MFS Value Fund	100,843,193	1,332,974	(8,100,162)	2,024,572	724,894	96,825,471	1,332,974
AZL Mid Cap Index Fund	29,875,099	186,824	(3,040,228)	1,704,516	(1,114,397)	27,611,814	186,824
AZL Morgan Stanley Global Real Estate Fund	50,675,782	1,872,695	(2,274,219)	205,511	2,631,835	53,111,604	524,750
AZL Morgan Stanley Mid Cap Growth Fund	44,653,519	1,029,101	(4,575,930)	4,928,288	(5,384,372)	40,650,606	—
AZL NFJ International Value Fund	87,346,197	9,692,865	(1,924,843)	3,472,250	(6,170,592)	92,415,877	1,797,213
AZL Oppenheimer Discovery Fund	71,992,221	6,579,439	(4,588,228)	5,735,930	(12,133,644)	67,585,718	—
AZL Pyramis Core Bond Fund	187,569,003	4,444,725	(28,219,767)	131,047	4,951,108	168,876,116	2,713,804
AZL Russell 1000 Growth Index Fund	80,489,962	(394,538)	(18,940,780)	10,016,260	(4,973,858)	66,197,046	634,825
AZL Russell 1000 Value Index Fund	99,150,050	8,759,329	(6,153,557)	11,045,883	(6,003,221)	106,798,484	1,574,967
AZL Schroder Emerging Markets Equity Fund	24,776,480	3,257,246	(1,246,726)	69,767	(209,911)	26,646,856	159,644
AZL Wells Fargo Large Cap Growth Fund	—	53,036,546	(547,485)	14,281	3,427,193	55,930,535	—
NFJ Dividend Value Portfolio	57,493,173	1,128,388	(6,117,692)	3,364,314	(174,148)	55,694,035	1,128,387
PIMCO PVIT Global Advantage Strategy Bond Portfolio	76,358,466	4,824,757	(239,271)	(4,673)	(4,702)	80,934,577	1,180,385
PIMCO PVIT High Yield Portfolio	51,103,132	4,428,739	—	—	(670,558)	54,861,313	2,110,039
PIMCO PVIT Low Duration Portfolio	—	82,635,850	—	—	(178,518)	82,457,332	400,548
PIMCO PVIT Real Return Portfolio	103,172,839	1,886,875	(26,621,078)	(2,529,251)	5,357,661	81,267,046	1,183,668
PIMCO PVIT Total Return Portfolio	379,139,436	16,801,782	(41,385,176)	(1,700,699)	7,825,163	360,680,505	4,399,706
PIMCO PVIT Unconstrained Bond Portfolio	76,580,653	5,183,967	—	—	1,773,669	83,538,289	570,456

	$2,616,295,140	$226,072,515	$(287,248,332)	$94,586,488	$(59,021,540)	$2,590,684,271	$30,520,575

AZL MVP Growth Index Strategy Fund
AZL Enhanced Bond Index Fund	$181,352,461	$61,287,686	$(2,008,606)	$(77,155)	$5,172,344	$245,726,730	$2,416,107
AZL International Index Fund	146,041,046	56,027,376	(720,407)	60,271	(7,662,286)	193,746,000	3,437,711
AZL Mid Cap Index Fund	84,282,835	24,940,454	—	3,897,083	(2,023,704)	111,096,668	736,128
AZL S&P 500 Index Fund, Class 2	274,348,332	69,829,814	(73,631)	10,595	21,523,155	365,638,265	4,274,383
AZL Small Cap Stock Index Fund	42,014,649	15,461,739	—	3,225,503	(5,609,477)	55,092,414	340,268

	$728,039,323	$227,547,069	$(2,802,644)	$7,116,297	$11,400,032	$971,300,077	$11,204,597

AZL MVP Invesco Equity and Income Fund
AZL Invesco Equity and Income Fund	$283,088,456	$108,491,676	$(707,348)	$10,533,189	$8,351,743	$409,757,716	$3,096,637

	$283,088,456	$108,491,676	$(707,348)	$10,533,189	$8,351,743	$409,757,716	$3,096,637

AZL MVP T. Rowe Price Capital Appreciation Fund
AZL T. Rowe Price Capital Appreciation Fund	$—	$165,126,447	$(882,792)	$16,059,270	$(12,070,295)	$168,232,630	$504,961

	$—	$165,126,447	$(882,792)	$16,059,270	$(12,070,295)	$168,232,630	$504,961

4. Investment Valuation Summary

The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3— significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2014 (Unaudited)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Trustees as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Options contracts are generally valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, which are then typically categorized as Level 1 in the fair value hierarchy.

Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy. Non exchange-traded derivatives, such as swaps and certain options, are generally valued by approved independent pricing services utilizing techniques which take into account factors such as yields, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Trust utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when a Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of September 30, 2014 in valuing the Funds’ investments based upon three levels defined above:

AZL Balanced Index Strategy Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$424,377,500	$—	$—	$424,377,500
Unaffiliated Investment Company	1,081,822	—	—	1,081,822

Total Investment Securities	$425,459,322	$—	$—	$425,459,322

AZL Growth Index Strategy Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$1,386,915,613	$—	$—	$1,386,915,613

Total Investment Securities	$1,386,915,613	$—	$—	$1,386,915,613

AZL MVP Balanced Index Strategy Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$187,335,687	$—	$—	$187,335,687
Unaffiliated Investment Companies	6,187,789	—	—	6,187,789

Total Investment Securities	$193,523,476	$—	$—	$193,523,476

Other Financial Instruments:*
Futures Contracts	(98,320)	—	—	(98,320)

Total Investments	$193,425,156	$—	$—	$193,425,156

AZL MVP BlackRock Global Allocation Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$5,437,767	$6,539,852	$—	$11,977,619
Airlines	3,023,570	1,478,048	—	4,501,618
Auto Components	3,002,516	7,122,720	—	10,125,236
Automobiles	1,923,040	14,753,863	—	16,676,903
Banks	18,078,488	17,485,304	—	35,563,792
Beverages	3,652,950	2,688,726	—	6,341,676
Biotechnology	7,034,942	232,721	—	7,267,663
Building Products	—	2,084,629	—	2,084,629
Capital Markets	2,556,333	3,064,874	—	5,621,207
Chemicals	2,819,676	12,428,157	—	15,247,833
Commercial Banks	—	145,769	—	145,769
Commercial Services & Supplies	265,431	68,209	—	333,640
Communications Equipment	2,818,692	806,281	—	3,624,973
Construction & Engineering	—	2,337,620	—	2,337,620
Distributors	—	40,461	—	40,461
Diversified Financial Services	4,353,159	1,828,360	—	6,181,519
Diversified Telecommunication Services	3,238,918	5,193,956	—	8,432,874
Electric Utilities	3,354,995	1,293,614	—	4,648,609
Electrical Equipment	3,259,436	3,206,181	—	6,465,617
Electronic Equipment, Instruments & Components	279,411	4,781,368	—	5,060,779
Energy Equipment & Services	3,967,842	2,857,774	1,708,245	8,533,861
Food Products	1,426,240	7,684,363	—	9,110,603
Gas Utilities	—	2,020,391	—	2,020,391
Health Care Equipment & Supplies	2,492,378	643,288	—	3,135,666
Health Care Providers & Services	15,681,620	8,132,453	—	23,814,073
Household Durables	587,910	1,028,485	—	1,616,395
Household Products	7,622,740	196,798	—	7,819,538
Industrial Conglomerates	603,585	7,674,366	—	8,277,951
Insurance	5,588,186	9,383,388	—	14,971,574
Internet Software & Services	14,456,896	854,638	1,063,140	16,374,674
IT Services	9,227,882	2,154,970	—	11,382,852
Leisure Products	—	706,546	—	706,546

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2014 (Unaudited)

Machinery	4,334,924	4,724,205	—	9,059,129
Media	8,893,373	691,652	—	9,585,025
Metals & Mining	12,993,224	6,572,921	—	19,566,145
Multiline Retail	253,347	441,344	—	694,691
Multi-Utilities	3,533,295	2,372,061	—	5,905,356
Oil, Gas & Consumable Fuels	22,593,846	10,113,965	1,086,938	33,794,749
Personal Products	572,430	911,631	—	1,484,061
Pharmaceuticals	13,644,998	14,889,778	—	28,534,776
Real Estate Investment Trusts (REITs)	4,268,507	1,060,389	—	5,328,896
Real Estate Management & Development	1,933,687	8,896,497	—	10,830,184
Road & Rail	6,716,125	2,122,081	—	8,838,206
Semiconductors & Semiconductor Equipment	124,630	3,425,153	—	3,549,783
Software	8,939,847	2,233,580	—	11,173,427
Specialty Retail	—	1,844,157	—	1,844,157
Technology Hardware, Storage & Peripherals	528,104	908,583	—	1,436,687
Textiles, Apparel & Luxury Goods	2,381,479	848,495	—	3,229,974
Trading Companies & Distributors	853,639	6,165,021	—	7,018,660
Transportation Infrastructure	47,899	37,955	360,807	446,661
Wireless Telecommunication Services	1,402,203	3,149,817	—	4,552,020
All Other Common Stocks+	26,546,684	—	—	26,546,684
Convertible Bonds+	—	16,742,812	—	16,742,812
Convertible Preferred Stocks
Banks	—	327,080	—	327,080
All Other Convertible Preferred Stocks+	1,161,145	—	—	1,161,145
Corporate Bonds
Transportation Infrastructure	—	—	518,360	518,360
All Other Corporate Bonds+	—	17,471,097	—	17,471,097
Floating Rate Loans
Media	—	—	292,000	292,000
All Other Floating Rate Loans+		9,139,853	—	9,139,853
Foreign Bonds+	—	80,636,632	—	80,636,632
Preferred Stocks
Auto Components	—	—	3,110,377	3,110,377
Automobiles	—	1,863,242	—	1,863,242
Banks	5,793,339	640,692	—	6,434,031
Communications Equipment	—	727,465	—	727,465
Real Estate Management & Development	—	371,592	—	371,592
All Other Preferred Stocks+	2,472,365	—	—	2,472,365
Rights	9,370	—	—	9,370
U.S. Treasury Obligations	—	139,454,719	—	139,454,719
Warrants+	—	133,069	—	133,069
Yankee Dollars+	—	19,804,302	—	19,804,302
Exchange Traded Fund	6,551,320	—	—	6,551,320
Securities Held as Collateral for Securities on Loan	—	24,087,330	—	24,087,330
Unaffiliated Investment Company	27,098,098	—	—	27,098,098
Purchased Swaptions	—	488,277	—	488,277
Purchased Options	142,071	8,762,259	—	8,904,330

Total Investment Securities	$290,544,552	$522,977,879	$8,139,867	$821,662,298

Securities Sold Short	(442,468)	—	—	(442,468)
Other Financial Instruments:*
Futures Contracts	432,915	—	—	432,915
Written Put Options	247	(206,867)	—	(206,620)
Written Call Options	(58,098)	149,477		91,379
Written Swaption	—	22	—	22
Forward Currency Contracts	—	3,395,463	—	3,395,463
Over-the-Counter Credit Default Swaps	—	71,777	—	71,777
Centrally Cleared Credit Default Swaps		(189,098)		(189,098)
Over the-Counter Interest Rate Swaps	—	(6,731)	—	(6,731)
Centrally Cleared Interest Rate Swaps	—	(20,620)	—	(20,620)
Total Return Swaps	—	169,231	—	169,231

Total Investments	$290,477,148	$526,340,533	$8,139,867	$824,957,548

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2014 (Unaudited)

AZL MVP Franklin Templeton Founding Strategy Plus Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$272,098,709	$—	$—	$272,098,709
Unaffiliated Investment Companies	9,028,882	—	—	9,028,882

Total Investment Securities	$281,127,591	$—	$—	$281,127,591

Other Financial Instruments:*
Futures Contracts	(146,606)	—	—	(146,606)

Total Investments	$280,980,985	$—	$—	$280,980,985

AZL MVP Fusion Balanced Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$1,217,926,646	$—	$—	$1,217,926,646
Unaffiliated Investment Company	40,000,441	—	—	40,000,441

Total Investment Securities	$1,257,927,087	$—	$—	$1,257,927,087

Other Financial Instruments:*
Futures Contracts	(650,783)	—	—	(650,783)

Total Investments	$1,257,276,304	$—	$—	$1,257,276,304

AZL MVP Fusion Conservative Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$258,385,608	$—	$—	$258,385,608
Unaffiliated Investment Companies	7,043,841	—	—	7,043,841

Total Investment Securities	$265,429,449	$—	$—	$265,429,449

Other Financial Instruments:*
Futures Contracts	(137,759)	—	—	(137,759)

Total Investments	$265,291,690	$—	$—	$265,291,690

AZL MVP Fusion Growth Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	831,837,467	—	—	831,837,467
Unaffiliated Investment Company	33,000,364	—	—	33,000,364

Total Investment Securities	$864,837,831	$—	$—	$864,837,831

Other Financial Instruments:*
Futures Contracts	(465,991)	—	—	(465,991)

Total Investments	$864,371,840	$—	$—	$864,371,840

AZL MVP Fusion Moderate Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$2,590,684,271	$—	$—	$2,590,684,271
Unaffiliated Investment Company	96,001,058	—	—	96,001,058

Total Investment Securities	$2,686,685,329	$—	$—	$2,686,685,329

Other Financial Instruments:*
Futures Contracts	(1,417,095)	—	—	(1,417,095)

Total Investments	$2,685,268,234	$—	$—	$2,685,268,234

AZL MVP Growth Index Strategy Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$971,300,077	$—	$—	$971,300,077
Unaffiliated Investment Companies	34,223,169	—	—	34,223,169

Total Investment Securities	$1,005,523,246	$—	$—	$1,005,523,246

Other Financial Instruments:*
Futures Contracts	(532,752)	—	—	(532,752)

Total Investments	$1,004,990,494	$—	$—	$1,004,990,494

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2014 (Unaudited)

AZL MVP Invesco Equity and Income Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$409,757,716	$—	$—	$409,757,716
Unaffiliated Investment Companies	14,008,276	—	—	14,008,276

Total Investment Securities	$423,765,992	$—	$—	$423,765,992

Other Financial Instruments:*
Futures Contracts	(219,004)	—	—	(219,004)

Total Investments	$423,546,988	$—	$—	$423,546,988

AZL MVP T. Rowe Price Capital Appreciation Fund Investment Securities:	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$168,232,630	$—	$—	$168,232,630
Unaffiliated Investment Companies	4,233,216	—	—	4,233,216

Total Investment Securities	$172,465,846	$—	$—	$172,465,846

Other Financial Instruments:*
Futures Contracts	(85,345)	—	—	(85,345)

Total Investments	$172,380,501	$—	$—	$172,380,501

*	Other Financial Instruments would include any derivative instruments, such as futures contracts, written options, forward currency contracts, and swaps. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.
+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2014 (Unaudited)

5. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of September 30, 2014 are identified below.

AZL MVP BlackRock Global Allocation Fund

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
AP One Channel Center Owner LP, Series 4814, 5.00%, 7/15/19	7/15/14	292,000	292,000	292,000	0.04%
Delta Topco, Ltd.	5/2/12	379,997	615,711	360,807	0.05%
Delta Topco, Ltd., 10.00%, 11/24/60	5/2/12	474,382	516,343	518,360	0.06%
Dropbox, Inc.	1/28/14	1,827,985	95,700	1,708,245	0.21%
Inversiones Alsacia SA, 8.00%, 8/18/18, Callable 2/18/15 @ 104.00	2/1/12	325,655	370,503	259,352	0.03%
Mobileye N.V., Series F, Preferred Shares	8/15/13	426,443	61,095	3,110,377	0.39%
Palantir Technologies, Inc.	3/27/14	712,042	116,157	696,942	0.09%
Lookout, Inc.	9/19/14	389,996	34,141	389,996	0.05%
REI Agro, Ltd., Registered Shares, 5.50%, 11/13/14	2/7/12	378,307	400,000	80,000	0.01%
Sheridan Production Partners, 4.25%, 12/2/20	12/13/13	39,148	39,218	38,728	0.01%
Sheridan Production Partners, 4.25%, 12/2/20	12/13/13	754,333	755,569	746,125	0.09%
Sheridan Production Partners, 4.25%, 12/2/20	12/13/13	104,957	105,129	103,814	0.01%
TFS Corp., Ltd., 11.00%, 7/15/18, Callable 7/15/15 @ 108.00	6/6/12	413,820	425,000	465,375	0.06%
Uber Technologies, Inc.	3/21/14	1,063,120	17,133	1,063,140	0.13%

6. Investment Risks

Commodities-Related Investment Risk: Exposure to the commodities markets may subject the Funds to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. The U.S. Commodities Futures Trading Commission has proposed changes to certain of its rules governing investment in commodities by mutual funds, such as the Funds. In the event these changes are adopted, or if there are changes in the tax treatment of the Funds’ direct and indirect investments in commodities, the Funds may be unable to obtain exposure to commodity markets, or may be limited in the extent to which or manner in which it can obtain such exposure.

Derivatives Risk: The Funds may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default. As required by law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instruments, or currency.

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that a Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Security Quality Risk (also known as “High Yield Risk”): The AZL MVP BlackRock Global Allocation Fund, through the VIP Subsidiary, may invest in high yield, high risk debt securities and unrated securities of similar credit quality (commonly known as “junk bonds”) may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose the value of its entire investment.

7. Federal Tax Cost Information

At September 30, 2014, the cost and aggregate gross unrealized appreciation and depreciation of securities, for federal tax purposes were as follows:

Fund	Tax Cost	Gross Tax Unrealized Appreciation	Gross Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
AZL Balanced Index Strategy Fund	$342,435,198	$83,783,537	$(759,413)	$83,024,124
AZL Growth Index Strategy Fund	1,065,506,454	324,044,683	(2,635,524)	321,409,159
AZL MVP Balanced Index Strategy Fund	178,946,858	15,277,261	(700,643)	14,576,618
AZL MVP BlackRock Global Allocation Fund	781,919,991	65,070,521	(25,328,214)	39,742,307
AZL MVP Franklin Templeton Founding Strategy Plus Fund	267,594,707	13,663,793	(130,909)	13,532,884
AZL MVP Fusion Balanced Fund	1,076,751,365	196,412,078	(15,236,356)	181,175,722
AZL MVP Fusion Conservative Fund	246,129,265	21,537,488	(2,237,304)	19,300,184
AZL MVP Fusion Growth Fund	706,025,656	199,716,570	(40,904,395)	158,812,175
AZL MVP Fusion Moderate Fund	2,255,541,380	476,171,552	(45,027,603)	431,143,949
AZL MVP Growth Index Strategy Fund	907,723,057	98,226,748	(426,559)	97,800,189
AZL MVP Invesco Equity and Income Fund	382,802,012	40,967,884	(3,904)	40,963,980
AZL MVP T. Rowe Price Capital Appreciation Fund	184,541,570	—	(12,075,724)	(12,075,724)

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Allianz Variable Insurance Products Fund of Funds Trust

By (Signature and Title)	/s/ Brian Muench
Brian Muench, President

Date November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian Muench
Brian Muench, President

Date November 25, 2014

By (Signature and Title)	/s/ Steve Rudden
Steve Rudden, Treasurer

Date November 25, 2014